UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 7 of its series:

Wells Fargo Intrinsic Small Cap Value Fund, Wells Fargo Disciplined Small Cap Fund, Wells Fargo Special Small Cap Value Fund, Wells Fargo Fundamental Small Cap Growth Fund, Wells Fargo Precious Metals Fund, Wells Fargo Specialized Technology Fund, and Wells Fargo Utility and Telecommunications Fund.

Date of reporting period: September 30, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

September 30, 2020

Wells Fargo Disciplined Small Cap Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Disciplined Small Cap Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Disciplined Small Cap Fund for the six-month period that ended September 30, 2020. Global stock markets experienced unprecedented volatility in response to drastic government measures to stop the spread of COVID-19 at the expense of short-term economic output. However, financial markets rebounded from April on to more than offset earlier losses as central banks bolstered capital markets and confidence. Stocks rallied broadly with U.S. equities leading the way while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 31.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.38%. The MSCI EM Index (Net)3 gained a robust 29.37%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.53%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 7.66%, the Bloomberg Barclays Municipal Bond Index6 had a 3.99% return, and the ICE BofA U.S. High Yield Index7 gained 14.76%.

Concerns about COVID-19 took over the market.

As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index (PMI), a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a COVID-19 vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. PMIs continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Disciplined Small Cap Fund

Letter to shareholders (unaudited)

corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of COVID-19 and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits that expired at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. At month-end, numerous states reported increases in COVID-19 cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of COVID-19 infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash PMIs for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

Stocks grew more volatile in September on mixed economic data. U.S. PMIs showed solid growth in economic activity in both manufacturing and services. However, six months after the bottom fell out of the labor market in the early spring, only half of the 22 million jobs lost had returned. The U.S. unemployment rate fell to 7.9% in September, the fifth straight month of improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. Meanwhile, a reported 2.3 million people have given up looking for work. With U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand and China’s service sector had its strongest PMI reading in seven years.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Wells Fargo Disciplined Small Cap Fund  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Wells Fargo Disciplined Small Cap Fund

This page is intentionally left blank.

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Justin P. Carr, CFA®‡

Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of September 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WDSAX)[3]	7-31-2018	-9.75	3.15	7.10	-4.25	4.37	7.73	1.32	0.93

Class R6 (WSCJX)[4]	10-31-2016	–	–	–	-4.26	4.50	7.83	0.89	0.50

Administrator Class (NVSOX)	8-1-1993	–	–	–	-4.26	4.25	7.67	1.24	0.85

Institutional Class (WSCOX)[5]	10-31-2014	–	–	–	-4.01	4.52	7.83	0.99	0.60

Russell 2000® Index[6]	–	–	–	–	0.39	8.00	9.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Disciplined Small Cap Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2020[7]

Helen of Troy Limited	0.84

Penn National Gaming Incorporated	0.84

Builders FirstSource Incorporated	0.79

Performance Food Group Company	0.78

Deckers Outdoor Corporation	0.76

Stamps.com Incorporated	0.75

Taylor Morrison Home Corporation	0.73

SPS Commerce Incorporated	0.69

EMCOR Group Incorporated	0.68

Green Dot Corporation Class A	0.68

Sector allocation as of September 30, 2020[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through July 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.93% for Class A, 0.50% for Class R6, 0.85% for Administrator Class, and 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class A shares prior to their inception reflects the performance of the Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares.

[4]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had been included, returns for the Class R6 would be higher.

[5]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had been included, returns for the Institutional Class shares would be higher.

[6]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[7]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Disciplined Small Cap Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2020	Ending account value 9-30-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,308.82	$5.38	0.93%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.71	0.93%

Class R6

Actual	$1,000.00	$1,310.57	$2.90	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.54	0.50%

Administrator Class

Actual	$1,000.00	$1,308.20	$4.92	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

Institutional Class

Actual	$1,000.00	$1,309.84	$3.47	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 96.46%

Communication Services: 1.33%

Entertainment: 0.14%
Glu Mobile Incorporated †	4,066	$31,200

Interactive Media & Services: 0.19%
QuinStreet Incorporated †	2,583	40,915

Media: 0.71%
Gray Television Incorporated †	4,325	59,555
Nexstar Media Group Incorporated Class A	1,045	93,977

		153,532

Wireless Telecommunication Services: 0.29%
Shenandoah Telecommunications Company	1,434	63,720

Consumer Discretionary: 13.50%

Auto Components: 0.60%
Cooper Tire & Rubber Company	2,132	67,584
Standard Motor Products Incorporated	1,435	64,073

		131,657

Diversified Consumer Services: 1.04%
Grand Canyon Education Incorporated †	447	35,733
K12 Incorporated †	2,320	61,109
Perdoceo Education Corporation †	6,823	83,514
Strategic Education Incorporated	513	46,924

		227,280

Hotels, Restaurants & Leisure: 2.61%
Bloomin’ Brands Incorporated	3,289	50,223
Brinker International Incorporated	1,604	68,523
International Game Technology	10,257	114,160
Marriott Vacations Worldwide Corporation	776	70,469
Penn National Gaming Incorporated †	2,429	176,588
The Cheesecake Factory Incorporated «	1,641	45,521
Wingstop Incorporated	303	41,405

		566,889

Household Durables: 3.52%
Beazer Homes Incorporated †	3,612	47,678
Helen of Troy Limited †	914	176,877
Installed Building Products Incorporated †	500	50,875
KB Home Incorporated	1,908	73,248
La-Z-Boy Incorporated	807	25,525
Meritage Corporation †	752	83,013
Taylor Morrison Home Corporation †	6,263	154,007
TopBuild Corporation †	412	70,324
Universal Electronics Incorporated †	2,208	83,330

		764,877

Internet & Direct Marketing Retail: 0.97%
Stamps.com Incorporated †	651	156,858
Stitch Fix Incorporated Class A †«	1,986	53,880

		210,738

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  9

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Multiline Retail: 0.59%
Big Lots Stores Incorporated	2,876	$128,270

Specialty Retail: 2.99%
Aaron’s Incorporated	1,385	78,460
American Eagle Outfitters Incorporated	2,337	34,611
Asbury Automotive Group Incorporated †	965	94,039
Bed Bath & Beyond Incorporated	6,164	92,337
Hibbett Sports Incorporated †	3,068	120,327
Rent-A-Center Incorporated	835	24,958
Sportsman’s Warehouse Holdings Incorporated †	7,343	105,078
The ODP Corporation	2,588	50,337
Zumiez Incorporated †	1,836	51,078

		651,225

Textiles, Apparel & Luxury Goods: 1.18%
Deckers Outdoor Corporation †	728	160,167
Skechers USA Incorporated Class A †	916	27,682
Steven Madden Limited	3,507	68,387

		256,236

Consumer Staples: 3.84%

Beverages: 0.66%
Boston Beer Company Incorporated Class A †	99	87,453
National Beverage Corporation †	818	55,632

		143,085

Food & Staples Retailing: 1.27%
Performance Food Group Company †	4,723	163,510
SpartanNash Company	5,507	90,039
United Natural Foods Incorporated †	1,590	23,643

		277,192

Food Products: 0.93%
Fresh Del Monte Produce Incorporated	1,834	42,035
John B. Sanfilippo & Son Incorporated	752	56,686
Sanderson Farms Incorporated	357	42,115
The Simply Good Foods Company †	2,758	60,814

		201,650

Personal Products: 0.98%
Medifast Incorporated	676	111,168
USANA Health Sciences Incorporated †	1,401	103,184

		214,352

Energy: 1.90%

Energy Equipment & Services: 0.40%
Helix Energy Solutions Group Incorporated †	5,348	12,889
Matrix Service Company †	3,204	26,753
Nextier Oilfield Solutions Incorporated †	25,682	47,512

		87,154

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels: 1.50%
Ardmore Shipping Corporation	7,590	$27,020
Bonanza Creek Energy Incorporated †	837	15,736
DHT Holdings Incorporated	13,969	72,080
Renewable Energy Group Incorporated †	2,625	140,228
Scorpio Tankers Incorporated	2,167	23,989
World Fuel Services Corporation	2,209	46,809

		325,862

Financials: 13.57%

Banks: 6.05%
BancFirst Corporation	1,570	64,119
Bank of N.T. Butterfield & Son Limited	2,527	56,302
Brookline Bancorp Incorporated	6,671	57,671
C&F Financial Corporation	1,147	34,066
CNB Financial Corporation	2,805	41,710
Customers Bancorp Incorporated †	3,213	35,986
Enterprise Financial Services Corporation	1,532	41,778
First Bancorp of North Carolina	2,663	55,737
First Financial Corporation	1,848	58,027
First Interstate BancSystem Class A	2,441	77,746
First Merchants Corporation	1,492	34,555
Great Southern Bancorp Incorporated	1,733	62,769
Hancock Holding Company	2,577	48,473
Hilltop Holdings Incorporated	4,770	98,167
Independent Bank Corporation	4,043	50,821
Mercantile Bank Corporation	2,348	42,311
NBT Bancorp Incorporated	1,657	44,441
OFG Bancorp	3,888	48,444
Preferred Bank	2,097	67,356
South State Corporation	855	41,168
Sterling Bancorp	3,355	35,295
The Bancorp Incorporated †	9,386	81,095
TriCo Bancshares	2,010	49,225
Westamerica Bancorporation	1,642	89,243

		1,316,505

Capital Markets: 2.26%
Artisan Partners Asset Management Incorporated Class A	2,102	81,957
Evercore Partners Incorporated Class A	1,168	76,457
Federated Hermes Incorporated	2,201	47,344
Houlihan Lokey Incorporated	1,625	95,956
PJT Partners Incorporated Class A	966	58,549
Stifel Financial Corporation	2,575	130,192

		490,455

Consumer Finance: 0.93%
Enova International Incorporated †	3,633	59,545
Green Dot Corporation Class A †	2,825	142,973

		202,518

Insurance: 1.60%
American Equity Investment Life Holding Company	2,921	64,233
CNO Financial Group Incorporated	8,282	132,843
Genworth Financial Incorporated Class A †	13,115	43,935

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  11

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value

Insurance (continued)
Kemper Corporation	803	$53,664
Selective Insurance Group Incorporated	1,056	54,373

		349,048

Mortgage REITs: 0.37%
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	1,892	79,975

Thrifts & Mortgage Finance: 2.36%
Essent Group Limited	2,905	107,514
MGIC Investment Corporation	6,689	59,265
NMI Holdings Incorporated Class A †	3,395	60,431
OP Bancorp	2,066	11,818
PennyMac Financial Services Incorporated	1,401	81,426
Premier Financial Corporation	3,453	53,780
Radian Group Incorporated	7,206	105,280
Walker & Dunlop Incorporated	650	34,450

		513,964

Health Care: 20.80%

Biotechnology: 10.95%
ACADIA Pharmaceuticals Incorporated †	1,450	59,813
Aduro Biotech Incorporated †	22,078	53,650
Agenus Incorporated †	5,758	23,032
Amicus Therapeutics Incorporated †	6,949	98,120
Arcturus Therapeutics Holdings Incorporated †	1,712	73,445
Arena Pharmaceuticals Incorporated †	1,445	108,072
Arrowhead Pharmaceuticals Incorporated †	1,123	48,356
Biocryst Pharmaceuticals Incorporated †	18,765	64,458
Blueprint Medicines Corporation †	855	79,259
Cabaletta Bio Incorporated †	7,809	84,650
Castle Biosciences Incorporated †	1,222	62,872
Concert Pharmaceuticals Incorporated †	4,748	46,625
Emergent BioSolutions Incorporated †	380	39,265
Exelixis Incorporated †	2,561	62,616
Fibrogen Incorporated †	2,203	90,587
GlycoMimetics Incorporated †	4,561	14,002
Gossamer Bio Incorporated †	5,508	68,354
Halozyme Therapeutics Incorporated †	3,619	95,107
Heron Therapeutics Incorporated †	3,135	46,461
Intellia Therapeutics Incorporated †	2,432	48,348
Jounce Therapeutics Incorporated †	5,776	47,132
Kezar Life Sciences Incorporated †	12,771	61,812
Kiniksa Pharmaceuticals Limited Class A †	4,207	64,451
Kodiak Sciences Incorporated †	1,449	85,795
Ligand Pharmaceuticals Incorporated †	447	42,608
Molecular Templates Incorporated †	3,691	40,306
Momenta Pharmaceuticals Incorporated †	2,475	129,888
NextCure Incorporated †	5,633	49,570
Novavax Incorporated †	513	55,584
Pfenex Incorporated †	5,162	65,816
Protagonist Therapeutics Incorporated †	3,504	68,503
Rigel Pharmaceuticals Incorporated †	28,165	67,596
Rocket Pharmaceuticals Incorporated †	1,523	34,816
Sangamo Therapeutics Incorporated †	7,307	69,051
Savara Incorporated †	26,728	29,134

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value

Biotechnology (continued)
TCR2 Therapeutics Incorporated †	3,484	$70,795
Ultragenyx Pharmaceutical Incorporated †	922	75,779
Voyager Therapeutics Incorporated †	5,266	56,188

		2,381,916

Health Care Equipment & Supplies: 3.53%
Apyx Medical Corporation †	6,077	28,623
Globus Medical Incorporated Class A †	1,969	97,505
Haemonetics Corporation †	920	80,270
Lantheus Holdings Incorporated †	5,919	74,994
Novocure Limited †	882	98,175
Orthofix Medical Incorporated †	889	27,683
Seaspine Holdings Corporation †	3,908	55,884
STAAR Surgical Company †	1,971	111,480
Surmodics Incorporated †	2,586	100,621
Zynex Incorporated †«	5,341	93,200

		768,435

Health Care Providers & Services: 2.28%
Amedisys Incorporated †	500	118,215
Centene Corporation †	1,246	72,679
R1 RCM Incorporated †	3,772	64,690
Tenet Healthcare Corporation †	5,236	128,334
The Ensign Group Incorporated	1,952	111,381

		495,299

Health Care Technology: 1.05%
HMS Holdings Corporation †	1,713	41,026
NextGen Healthcare Incorporated †	3,290	41,915
Omnicell Incorporated †	886	66,149
Simulations Plus Incorporated	1,040	78,374

		227,464

Life Sciences Tools & Services: 0.26%
Repligen Corporation †	389	57,393

Pharmaceuticals: 2.73%
BioDelivery Sciences International Incorporated †	14,177	52,880
Catalent Incorporated †	1,340	114,784
Horizon Therapeutics plc †	1,386	107,664
Intra Cellular Therapies Incorporated †	4,500	115,470
Pacira Pharmaceuticals Incorporated †	2,368	142,364
Supernus Pharmaceuticals Incorporated †	2,899	60,415

		593,577

Industrials: 14.85%

Aerospace & Defense: 0.70%
AAR Corporation	2,095	39,386
Ducommun Incorporated †	1,031	33,941
Moog Incorporated Class A	1,241	78,841

		152,168

Airlines: 0.21%
SkyWest Incorporated	1,541	46,014

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  13

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Building Products: 2.22%
Builders FirstSource Incorporated †	5,107	$166,590
CSW Industrials Incorporated	1,553	119,969
Griffon Corporation	5,372	104,969
Simpson Manufacturing Company Incorporated	943	91,622

		483,150

Commercial Services & Supplies: 1.36%
Ennis Incorporated	3,162	55,145
McGrath RentCorp	1,862	110,957
Tetra Tech Incorporated	852	81,366
UniFirst Corporation	251	47,532

		295,000

Construction & Engineering: 2.24%
Comfort Systems Incorporated	1,258	64,800
EMCOR Group Incorporated	2,122	143,681
MasTec Incorporated †	2,862	120,776
MYR Group Incorporated †	1,739	64,656
Primoris Services Corporation	2,171	39,165
Tutor Perini Corporation †	4,847	53,947

		487,025

Electrical Equipment: 1.65%
Atkore International Incorporated †	3,589	81,578
Encore Wire Corporation	2,120	98,410
EnerSys	485	32,553
Generac Holdings Incorporated †	541	104,759
Plug Power Incorporated †	3,085	41,370

		358,670

Machinery: 2.66%
Alamo Group Incorporated	629	67,951
EnPro Industries Incorporated	612	34,523
Federal Signal Corporation	3,722	108,869
Hillenbrand Incorporated	2,447	69,397
Meritor Incorporated †	1,908	39,954
Mueller Industries Incorporated	4,545	122,988
Omega Flex Incorporated	294	46,076
Park Ohio Holdings Corporation	5,550	89,189

		578,947

Professional Services: 2.05%
CBIZ Incorporated †	2,157	49,331
CRA International Incorporated	636	23,831
FTI Consulting Incorporated †	779	82,551
Insperity Incorporated	846	55,405
Kelly Services Incorporated Class A	7,184	122,415
TriNet Group Incorporated †	1,877	111,344

		444,877

Road & Rail: 0.39%
Arcbest Corporation	1,674	51,994
Universal Logistics Holdings Incorporated	1,601	33,397

		85,391

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Trading Companies & Distributors: 1.37%
Applied Industrial Technologies Incorporated	1,090	$60,059
DXP Enterprises Incorporated †	3,017	48,664
GMS Incorporated †	2,473	59,599
Rush Enterprises Incorporated Class A	2,575	130,141

		298,463

Information Technology: 14.12%

Communications Equipment: 1.08%
Ciena Corporation †	1,933	76,721
Digi International Incorporated †	5,265	82,292
InterDigital Incorporated	1,333	76,061

		235,074

Electronic Equipment, Instruments & Components: 2.40%
ePlus Incorporated †	418	30,598
Fabrinet †	855	53,891
Insight Enterprises Incorporated †	1,614	91,320
Methode Electronics Incorporated	2,505	71,393
Plexus Corporation †	832	58,764
Sanmina Corporation †	3,783	102,330
SYNNEX Corporation	818	114,569

		522,865

IT Services: 2.86%
CACI International Incorporated Class A †	411	87,609
EPAM Systems Incorporated †	285	92,135
Evertec Incorporated	3,994	138,632
EXLService Holdings Incorporated †	815	53,766
International Money Express Incorporated †	1,910	27,437
Perficient Incorporated †	3,028	129,417
Science Applications International Corporation	1,174	92,065

		621,061

Semiconductors & Semiconductor Equipment: 3.02%
Diodes Incorporated †	649	36,636
Enphase Energy Incorporated †	1,600	132,144
FormFactor Incorporated †	3,881	96,753
Ichor Holdings Limited †	3,590	77,436
Inphi Corporation †	490	55,003
MKS Instruments Incorporated	425	46,423
Silicon Laboratories Incorporated †	699	68,397
Smart Global Holdings Incorporated †	2,052	56,102
Ultra Clean Holdings Incorporated †	4,081	87,578

		656,472

Software: 4.76%
A10 Networks Incorporated †	14,887	94,830
ACI Worldwide Incorporated †	2,991	78,155
American Software Incorporated Class A	6,884	96,651
Arlo Technologies Incorporated †	11,276	59,312
Cloudera Incorporated †	12,567	136,855
eGain Corporation †	6,215	88,067
J2 Global Incorporated †	1,742	120,581
Qualys Incorporated †	372	36,460

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  15

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value

Software (continued)
SPS Commerce Incorporated †	1,854	$144,371
TeleNav Incorporated †	4,365	15,714
Verint Systems Incorporated †	1,562	75,257
Workiva Incorporated †	535	29,832
Xperi Holding Corporation	5,133	58,978

		1,035,063

Materials: 3.17%

Chemicals: 0.79%
Innospec Incorporated	1,537	97,323
Kooper Holdings Incorporated †	3,537	73,959

		171,282

Construction Materials: 0.45%
Forterra Incorporated †	8,285	97,929

Containers & Packaging: 0.48%
Berry Global Group Incorporated †	1,172	56,631
UFP Technologies Incorporated †	1,171	48,503

		105,134

Metals & Mining: 0.98%
Commercial Metals Company	2,891	57,762
Kaiser Aluminum Corporation	474	25,402
Materion Corporation	1,691	87,983
Suncoke Energy Incorporated	12,375	42,323

		213,470

Paper & Forest Products: 0.47%
Boise Cascade Company	2,546	101,636

Real Estate: 5.68%

Equity REITs: 5.13%
Armada Hoffler Properties Incorporated	5,710	52,875
Catchmark Timber Trust Incorporated Class A	7,336	65,510
CyrusOne Incorporated	1,293	90,549
Digital Realty Trust Incorporated	243	35,663
Diversified Healthcare Trust	34,465	121,317
Easterly Government Properties Incorporated	4,100	91,881
First Industrial Realty Trust Incorporated	2,802	111,520
Global Medical REIT Incorporated	7,796	105,246
Global Net Lease Incorporated	3,417	54,330
Industrial Logistics Properties Trust	3,178	69,503
NexPoint Residential Trust Incorporated	2,758	122,317
Piedmont Office Realty Trust Incorporated Class A	6,064	82,288
STAG Industrial Incorporated	3,723	113,514

		1,116,513

Real Estate Management & Development: 0.55%
Kennedy Wilson Holdings Incorporated	4,211	61,144
Newmark Group Incorporated Class A	13,369	57,754

		118,898

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Disciplined Small Cap Fund

Portfolio of investments—September 30, 2020 (unaudited)

			Shares	Value
Utilities: 3.70%

Electric Utilities: 1.19%
IDACORP Incorporated			1,311	$104,749
Portland General Electric Company			2,722	96,631
Spark Energy Incorporated Class A			7,008	58,307

				259,687

Gas Utilities: 0.59%
Southwest Gas Holdings Incorporated			2,030	128,093

Independent Power & Renewable Electricity Producers: 1.12%
Brookfield Renewable Corporation Class A			1,964	115,090
Clearway Energy Incorporated Class A			5,164	127,551

				242,641

Multi-Utilities: 0.64%
Black Hills Corporation			916	48,997
Northwestern Corporation			1,844	89,692

				138,689

Water Utilities: 0.16%
Consolidated Water Company			3,368	35,061

Total Common Stocks (Cost $20,888,118)				20,981,656

	Yield
Short-Term Investments: 4.21%

Investment Companies: 3.87%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%		185,125	185,125
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.05		679,845	679,845

				864,970

		Maturity date	Principal
U.S. Treasury Securities: 0.23%
U.S. Treasury Bill (z)#	0.11	10-1-2020	$50,000	50,000

Total Short-Term Investments (Cost $914,970)				914,970

Total investments in securities (Cost $21,803,088)	100.67%	21,896,626

Other assets and liabilities, net	(0.67)	(145,879)

Total net assets	100.00%	$21,750,747

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or portion of this security is segregated as collateral for investments in derivative instruments.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  17

Portfolio of investments—September 30, 2020 (unaudited)

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

Russell 2000 E-Mini Index	9	12-18-2020	$668,404	$676,980	$8,576	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$240,539	$588,502	$(643,933)	$19	$(2)	$46	#	$185,125
Wells Fargo Government Money Market Fund Select Class	392,852	3,333,676	(3,046,683)	0	0	257		679,845

				$19	$(2)	$303		$864,970	3.87%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Disciplined Small Cap Fund

Statement of assets and liabilities—September 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $180,673 of securities loaned), at value (cost $20,938,118)	$21,031,656
Investments in affiliated securities, at value (cost $864,970)	864,970
Cash	1,644
Due from broker	15,000
Receivable for investments sold	1,227,179
Receivable for Fund shares sold	997
Receivable for dividends	11,141
Receivable for securities lending income, net	47
Receivable from manager	8,257
Prepaid expenses and other assets	43,202

Total assets	23,204,093

Liabilities
Payable upon receipt of securities loaned	184,625
Payable for investments purchased	1,244,004
Payable for Fund shares redeemed	3,512
Payable for daily variation margin on open futures contracts	1,170
Administration fees payable	2,373
Trustees’ fees and expenses payable	2,657
Accrued expenses and other liabilities	15,005

Total liabilities	1,453,346

Total net assets	$21,750,747

Net assets consist of
Paid-in capital	$26,760,160
Total distributable loss	(5,009,413)

Total net assets	$21,750,747

Computation of net asset value and offering price per share
Net assets – Class A	$132,017
Shares outstanding – Class A1	16,480
Net asset value per share – Class A	$8.01
Maximum offering price per share – Class A2	$8.50
Net assets – Class R6	$83,849
Shares outstanding – Class R6[1]	10,398
Net asset value per share – Class R6	$8.06
Net assets – Administrator Class	$19,869,610
Shares outstanding – Administrator Class[1]	2,488,742
Net asset value per share – Administrator Class	$7.98
Net assets – Institutional Class	$1,665,271
Shares outstanding – Institutional Class[1]	208,452
Net asset value per share – Institutional Class	$7.99

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  19

Statement of operations—six months ended September 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $191)	$143,923
Income from affiliated securities	461
Interest	30

Total investment income	144,414

Expenses
Management fee	54,742
Administration fees
Class A	144
Class R6	20
Administrator Class	12,822
Institutional Class	1,234
Shareholder servicing fees
Class A	171
Administrator Class	24,461
Custody and accounting fees	13,390
Professional fees	21,266
Registration fees	33,591
Shareholder report expenses	15,315
Trustees’ fees and expenses	9,776
Other fees and expenses	9,335

Total expenses	196,267
Less: Fee waivers and/or expense reimbursements
Fund-level	(67,081)
Class A	(148)
Class R6	(20)
Administrator Class	(37,328)
Institutional Class	(1,233)

Net expenses	90,457

Net investment income	53,957

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(698,382)
Affiliated securities	19
Futures contracts	133,164

Net realized losses on investments	(565,199)

Net change in unrealized gains (losses) on
Unaffiliated securities	6,250,258
Affiliated securities	(2)
Futures contracts	(31,311)

Net change in unrealized gains (losses) on investments	6,218,945

Net realized and unrealized gains (losses) on investments	5,653,746

Net increase in net assets resulting from operations	$5,707,703

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Disciplined Small Cap Fund

Statement of changes in net assets

	Six months ended September 30, 2020 (unaudited)		Year ended March 31, 2020

Operations
Net investment income		$53,957		$253,910
Net realized losses on investments		(565,199)		(2,039,014)
Net change in unrealized gains (losses) on investments		6,218,945		(3,224,191)

Net increase (decrease) in net assets resulting from operations		5,707,703		(5,027,295)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(554)
Class R6		0		(81,474)
Administrator Class		0		(181,213)
Institutional Class		0		(43,675)

Total distributions to shareholders		0		(306,916)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,133	63,134	27,557	215,498
Class R6	2,916	19,351	863,028	7,504,615
Administrator Class	59,365	432,024	270,851	2,220,286
Institutional Class	31,994	233,649	114,826	975,446

		748,158		10,915,845

Reinvestment of distributions
Class A	0	0	55	503
Class R6	0	0	8,871	81,355
Administrator Class	0	0	18,976	171,926
Institutional Class	0	0	3,482	31,516

		0		285,300

Payment for shares redeemed
Class A	(9,238)	(69,357)	(15,141)	(120,195)
Class R6	(15,527)	(117,500)	(1,320,920)	(11,737,903)
Administrator Class	(365,890)	(2,738,456)	(3,435,590)	(29,722,535)
Institutional Class	(83,779)	(658,460)	(2,882,808)	(25,024,602)

		(3,583,773)		(66,605,235)

Net decrease in net assets resulting from capital share transactions		(2,835,615)		(55,404,090)

Total increase (decrease) in net assets		2,872,088		(60,738,301)

Net assets
Beginning of period		18,878,659		79,616,960

End of period		$21,750,747		$18,878,659

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS A		2020	2019[1]
Net asset value, beginning of period	$6.12	$8.39	$23.70
Net investment income (loss)	0.02	(0.00)[2,3]	0.02
Net realized and unrealized gains (losses) on investments	1.87	(2.22)	(3.37)

Total from investment operations	1.89	(2.22)	(3.35)
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.04)
Net realized gains	0.00	0.00	(11.92)

Total distributions to shareholders	0.00	(0.05)	(11.96)
Net asset value, end of period	$8.01	$6.12	$8.39
Total return[4]	30.88%	(26.67)%	(11.52)%
Ratios to average net assets (annualized)
Gross expenses	1.90%	1.40%	1.14%
Net expenses	0.93%	0.93%	0.92%
Net investment income (loss)	0.44%	(0.05)%	0.16%
Supplemental data
Portfolio turnover rate	29%	67%	176%
Net assets, end of period (000s omitted)	$132	$102	$34

[1]	For the period from July 31, 2018 (commencement of class operations) to March 31, 2019

[2]	Calculated based upon average shares outstanding

[3]	Amount is more than $(0.005).

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS R6		2020	2019	2018	2017[1]
Net asset value, beginning of period	$6.15	$8.50	$22.63	$23.82	$22.43
Net investment income	0.03 [2]	0.08 [2]	0.06	0.07	0.14
Net realized and unrealized gains (losses) on investments	1.88	(2.35)	(2.19)	2.08	3.32

Total from investment operations	1.91	(2.27)	(2.13)	2.15	3.46
Distributions to shareholders from
Net investment income	0.00	(0.08)	(0.08)	(0.06)	(0.14)
Net realized gains	0.00	0.00	(11.92)	(3.28)	(1.93)

Total distributions to shareholders	0.00	(0.08)	(12.00)	(3.34)	(2.07)
Net asset value, end of period	$8.06	$6.15	$8.50	$22.63	$23.82
Total return[3]	31.06%	(27.03)%	(6.75)%	8.95%	15.63%
Ratios to average net assets (annualized)
Gross expenses	1.48%	0.89%	0.82%	1.06%	0.92%
Net expenses	0.50%	0.50%	0.64%	0.85%	0.85%
Net investment income	0.84%	0.95%	0.48%	0.14%	0.67%
Supplemental data
Portfolio turnover rate	29%	67%	176%	48%	73%
Net assets, end of period (000s omitted)	$84	$141	$4,014	$23,871	$1,626

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.10	$8.40	$22.53	$23.79	$21.15	$25.19
Net investment income	0.02	0.02 [1]	0.03 [1]	0.06	0.08 [1]	0.06
Net realized and unrealized gains (losses) on investments	1.86	(2.27)	(2.21)	2.00	4.56	(1.24)

Total from investment operations	1.88	(2.25)	(2.18)	2.06	4.64	(1.18)
Distributions to shareholders from
Net investment income	0.00	(0.05)	(0.03)	(0.04)	(0.07)	(0.02)
Net realized gains	0.00	0.00	(11.92)	(3.28)	(1.93)	(2.84)

Total distributions to shareholders	0.00	(0.05)	(11.95)	(3.32)	(2.00)	(2.86)
Net asset value, end of period	$7.98	$6.10	$8.40	$22.53	$23.79	$21.15
Total return[2]	30.82%	(26.99)%	(7.01)%	8.52%	22.13%	(4.39)%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.25%	1.13%	1.30%	1.28%	1.29%
Net expenses	0.85%	0.85%	0.95%	1.20%	1.20%	1.20%
Net investment income	0.47%	0.27%	0.16%	0.12%	0.36%	0.25%
Supplemental data
Portfolio turnover rate	29%	67%	176%	48%	73%	59%
Net assets, end of period (000s omitted)	$19,870	$17,049	$49,911	$91,506	$231,039	$264,560

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Disciplined Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.10	$8.48	$22.61	$23.82	$21.18	$25.22
Net investment income	0.03 [1]	0.06 [1]	0.07 [1]	0.09	0.09	0.16 [1]
Net realized and unrealized gains (losses) on investments	1.86	(2.28)	(2.22)	2.03	4.61	(1.28)

Total from investment operations	1.89	(2.22)	(2.15)	2.12	4.70	(1.12)
Distributions to shareholders from
Net investment income	0.00	(0.16)	(0.06)	(0.05)	(0.13)	(0.08)
Net realized gains	0.00	0.00	(11.92)	(3.28)	(1.93)	(2.84)

Total distributions to shareholders	0.00	(0.16)	(11.98)	(3.33)	(2.06)	(2.92)
Net asset value, end of period	$7.99	$6.10	$8.48	$22.61	$23.82	$21.18
Total return[2]	30.98%	(26.80)%	(6.79)%	8.81%	22.43%	(4.12)%
Ratios to average net assets (annualized)
Gross expenses	1.57%	0.94%	0.89%	1.07%	1.03%	1.05%
Net expenses	0.60%	0.60%	0.71%	0.95%	0.95%	0.95%
Net investment income	0.73%	0.69%	0.41%	0.37%	0.56%	0.71%
Supplemental data
Portfolio turnover rate	29%	67%	176%	48%	73%	59%
Net assets, end of period (000s omitted)	$1,665	$1,586	$25,658	$67,798	$54,375	$263

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Disciplined Small Cap Fund  |  25

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Disciplined Small Cap Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

26  |  Wells Fargo Disciplined Small Cap Fund

Notes to financial statements (unaudited)

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2020, the aggregate cost of all investments for federal income tax purposes was $22,074,243 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$3,214,799

Gross unrealized losses	(3,383,840)

Net unrealized losses	$(169,041)

As of March 31, 2020, the Fund had capital loss carryforwards which consist of $3,683,644 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo Disciplined Small Cap Fund  |  27

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$289,367	$0	$0	$289,367

Consumer discrepancy	2,937,172	0	0	2,937,172

Consumer staples	836,279	0	0	836,279

Energy	413,016	0	0	413,016

Financials	2,952,465	0	0	2,952,465

Health care	4,524,084	0	0	4,524,084

Industrials	3,229,705	0	0	3,229,705

Information technology	3,070,535	0	0	3,070,535

Materials	689,451	0	0	689,451

Real estate	1,235,411	0	0	1,235,411

Utilities	804,171	0	0	804,171

Short-term investments

Investment companies	864,970	0	0	864,970

U.S. Treasury securities	50,000	0	0	50,000

	21,896,626			21,896,626

Futures contracts	8,576	0	0	8,576

Total assets	$21,905,202	$0	$0	$21,905,202

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

28  |  Wells Fargo Disciplined Small Cap Fund

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $1 billion	0.500%

Next $4 billion	0.475

Next $5 billion	0.440

Over $10 billion	0.430

For the six months ended September 30, 2020, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2021 to waive fees and/ or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.93% for Class A shares, 0.50% for Class R6 shares, 0.85% for Administrator Class shares, and 0.60% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Sales charges

Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A shares for the six months ended September 30, 2020.

Wells Fargo Disciplined Small Cap Fund  |  29

Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2020 were $6,120,718 and $8,886,049, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Barclays Capital Inc.	$88,712	$(88,712)	$0

Citigroup Global Markets Inc.	40,575	(40,575)	0

Morgan Stanley & Co. LLC	51,386	(51,386)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2020, the Fund entered into futures contracts for economic hedging purposes. The Fund had an average notional amount of $432,896 in long futures contracts during the six months ended September 30, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended September 30, 2020, there were no borrowings by the Fund under the agreement.

30  |  Wells Fargo Disciplined Small Cap Fund

Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID -19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Disciplined Small Cap Fund  |  31

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Wells Fargo Disciplined Small Cap Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Disciplined Small Cap Fund  |  33

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Wells Fargo Disciplined Small Cap Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Disciplined Small Cap Fund  |  35

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Disciplined Small Cap Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Disciplined Small Cap Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

36  |  Wells Fargo Disciplined Small Cap Fund

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 2000® Index, for all periods ended December 31, 2019. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 2000® Index, for all periods ended March 31, 2020.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Wells Fargo Disciplined Small Cap Fund  |  37

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

38  |  Wells Fargo Disciplined Small Cap Fund

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Wells Fargo Disciplined Small Cap Fund  |  39

Appendix I (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.
CDSC Waivers on A and C Shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

40  |  Wells Fargo Disciplined Small Cap Fund

Appendix II (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Baird: Breakpoint and/or Rights of Accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.

Wells Fargo Disciplined Small Cap Fund  |  41

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-1020-00578 11-20

SA243/SAR243 09-20

Semi-Annual Report

September 30, 2020

Wells Fargo

Specialized Technology Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Specialized Technology Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Specialized Technology Fund for the six-month period that ended September 30, 2020. Global stock markets experienced unprecedented volatility in response to drastic government measures to stop the spread of COVID-19 at the expense of short-term economic output. However, financial markets rebounded from April on to more than offset earlier losses as central banks bolstered capital markets and confidence. Stocks rallied broadly with U.S. equities leading the way while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 31.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.38%. The MSCI EM Index (Net)3 gained a robust 29.37%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.53%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 7.66%, the Bloomberg Barclays Municipal Bond Index6 had a 3.99% return, and the ICE BofA U.S. High Yield Index7 gained 14.76%.

Concerns about COVID-19 took over the market.

As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index (PMI), a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a COVID-19 vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. PMIs continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Specialized Technology Fund

Letter to shareholders (unaudited)

corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of COVID-19 and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits that expired at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. At month-end, numerous states reported increases in COVID-19 cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of COVID-19 infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash PMIs for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

Stocks grew more volatile in September on mixed economic data. U.S. PMIs showed solid growth in economic activity in both manufacturing and services. However, six months after the bottom fell out of the labor market in the early spring, only half of the 22 million jobs lost had returned. The U.S. unemployment rate fell to 7.9% in September, the fifth straight month of improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. Meanwhile, a reported 2.3 million people have given up looking for work. With U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand and China’s service sector had its strongest PMI reading in seven years.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Wells Fargo Specialized Technology Fund  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Specialized Technology Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Allianz Global Investors U.S. LLC

Portfolio managers

Huachen Chen, CFA®‡

Walter C. Price, Jr., CFA®‡

Michael A. Seidenberg

Average annual total returns (%) as of September 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFSTX)	9-18-2000	46.55	24.69	17.98	55.49	26.16	18.68	1.36	1.35

Class C (WFTCX)	9-18-2000	53.61	25.28	17.81	54.61	25.28	17.81	2.11	2.10

Administrator Class (WFTDX)	7-30-2010	–	–	–	55.56	26.30	18.85	1.28	1.28

Institutional Class (WFTIX)[4]	10-31-2016	–	–	–	56.00	26.53	18.96	1.03	1.03

S&P North American Technology Index[5]	–	–	–	–	42.95	26.55	20.31	–	–

S&P 500 Index[6]	–	–	–	–	15.15	14.15	13.74	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in technology related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as information technology, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Specialized Technology Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2020[7]

Apple Incorporated	9.67

Amazon.com Incorporated	8.22

Facebook Incorporated Class A	6.05

Twilio Incorporated Class A	3.98

NVIDIA Corporation	3.42

Microsoft Corporation	3.35

Paycom Software Incorporated	3.30

Crowdstrike Holdings Incorporated Class A	3.17

Okta Incorporated	3.01

PayPal Holdings Incorporated	2.89

Industry allocation as of September 30, 2020[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through July 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.35% for Class A, 2.10% for Class C, 1.28% for Administrator Class, and 1.03% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps .may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.

[4]	The S&P North American Technology Index is a modified market-capitalization-weighted index of select technology stocks. You cannot invest directly in an index.

[5]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Specialized Technology Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2020	Ending account value 9-30-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,530.63	$8.56	1.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%

Class C

Actual	$1,000.00	$1,528.41	$13.37	2.11%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.49	$10.66	2.11%

Administrator Class

Actual	$1,000.00	$1,531.88	$8.06	1.27%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.43	1.27%

Institutional Class

Actual	$1,000.00	$1,533.97	$6.48	1.02%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.16	1.02%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Specialized Technology Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 95.33%

Communication Services: 10.09%

Entertainment: 2.84%
Activision Blizzard Incorporated	52,800	$4,274,160
NetEase Incorporated ADR	7,365	3,348,645
Netflix Incorporated †	5,750	2,875,173
Spotify Technology †	2,140	519,100
Take-Two Interactive Software Incorporated †	3,790	626,184
Zynga Incorporated Class A †	650,320	5,930,918

		17,574,180

Interactive Media & Services: 7.25%
Alphabet Incorporated Class C †	3,395	4,989,292
Facebook Incorporated Class A †	142,640	37,357,416
Pinterest Incorporated Class A †	23,565	978,183
Tencent Holdings Limited	21,800	1,472,445

		44,797,336

Consumer Discretionary: 10.18%

Automobiles: 0.67%
Tesla Motors Incorporated †	9,675	4,150,672

Internet & Direct Marketing Retail: 9.51%
Alibaba Group Holding Limited ADR †	7,220	2,122,536
Amazon.com Incorporated †	16,135	50,804,758
Booking Holdings Incorporated †	1,920	3,284,506
Expedia Group Incorporated	11,500	1,054,435
JD.com Incorporated ADR †	19,355	1,502,142

		58,768,377

Health Care: 0.80%

Health Care Technology: 0.80%
Veeva Systems Incorporated Class A †	17,570	4,940,508

Industrials: 0.12%

Electrical Equipment: 0.12%
Bloom Energy Corporation Class A «†	39,270	705,682

Information Technology: 74.04%

Communications Equipment: 0.21%
F5 Networks Incorporated †	3,835	470,823
Telefonaktiebolaget LM Ericsson ADR	78,015	849,583

		1,320,406

Electronic Equipment, Instruments & Components: 2.04%
Amphenol Corporation Class A	17,715	1,918,003
Cognex Corporation	17,545	1,142,180
Flex Limited †	143,630	1,600,038
IPG Photonics Corporation †	9,400	1,597,718
Samsung SDI Company Limited	17,140	6,331,831

		12,589,770

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  9

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
IT Services: 20.22%
Adyen NV 144A†	1,210	$2,231,824
Akamai Technologies Incorporated †	7,180	793,677
Fidelity National Information Services Incorporated	33,811	4,977,317
Fiserv Incorporated †	46,195	4,760,395
Global Payments Incorporated	29,459	5,231,329
MasterCard Incorporated Class A	8,240	2,786,521
MongoDB Incorporated †	58,195	13,472,724
Okta Incorporated †	86,835	18,569,665
PayPal Holdings Incorporated †	90,605	17,851,903
Shopify Incorporated Class A †	8,455	8,649,211
Snowflake Incorporated Class A «†	4,331	1,087,081
Square Incorporated Class A †	108,510	17,638,301
Twilio Incorporated Class A †	99,570	24,602,751
Visa Incorporated Class A	11,555	2,310,653

		124,963,352

Semiconductors & Semiconductor Equipment: 13.90%
Advanced Micro Devices Incorporated †	159,260	13,057,727
ASML Holding NV	4,270	1,576,783
Cree Incorporated †	31,390	2,000,799
Lam Research Corporation	12,520	4,153,510
Marvell Technology Group Limited	100,410	3,986,277
Micron Technology Incorporated †	84,575	3,971,642
NVIDIA Corporation	39,080	21,150,878
NXP Semiconductors NV	16,095	2,008,817
Qorvo Incorporated †	17,360	2,239,614
QUALCOMM Incorporated	87,375	10,282,290
Skyworks Solutions Incorporated	55,400	8,060,700
STMicroelectronics NV	110,000	3,375,900
Taiwan Semiconductor Manufacturing Company Limited ADR	30,115	2,441,423
Teradyne Incorporated	56,655	4,501,806
Texas Instruments Incorporated	21,495	3,069,271

		85,877,437

Software: 26.16%
Alteryx Incorporated Class A †	26,785	3,041,437
Atlassian Corporation plc Class A †	83,370	15,155,832
Autodesk Incorporated †	4,605	1,063,801
Avalara Incorporated †	4,395	559,659
Cloudflare Incorporated Class A †	16,105	661,271
Coupa Software Incorporated †	3,650	1,000,976
Crowdstrike Holdings Incorporated Class A †	142,680	19,592,818
Datadog Incorporated Class A †	19,845	2,027,365
DocuSign Incorporated †	35,195	7,575,372
HubSpot Incorporated †	37,515	10,963,008
Microsoft Corporation	98,435	20,703,834
NortonLifeLock Incorporated	54,695	1,139,844
Palo Alto Networks Incorporated †	4,780	1,169,905
Paycom Software Incorporated †	65,455	20,376,142
RingCentral Incorporated Class A †	62,800	17,245,508
Salesforce.com Incorporated †	3,655	918,575
ServiceNow Incorporated †	1,435	695,975
Splunk Incorporated †	21,580	4,059,845
Varonis Systems Incorporated †	21,660	2,499,997
Workday Incorporated Class A †	2,900	623,877
Zendesk Incorporated †	11,770	1,211,368

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Specialized Technology Fund

Portfolio of investments—September 30, 2020 (unaudited)

		Shares	Value

Software (continued)
Zoom Video Communications Incorporated †		28,340	$13,322,917
Zscaler Incorporated †		114,095	16,052,026

			161,661,352

Technology Hardware, Storage & Peripherals: 11.51%
Apple Incorporated		515,960	59,753,328
Pure Storage Incorporated Class A †		228,990	3,524,156
Samsung Electronics Company Limited		157,791	7,833,396

			71,110,880

Real Estate: 0.10%

Equity REITs: 0.10%
Equinix Incorporated		790	600,503

Total Common Stocks (Cost $316,963,616)			589,060,455

	Yield
Short-Term Investments: 5.32%

Investment Companies: 5.32%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	1,727,875	1,727,875
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.05	31,149,932	31,149,932

Total Short-Term Investments (Cost $32,877,807)			32,877,807

Total investments in securities (Cost $349,841,423)	100.65%	621,938,262

Other assets and liabilities, net	(0.65)	(3,992,549)

Total net assets	100.00%	$617,945,713

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  11

Portfolio of investments—September 30, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$53,595	$16,745,430	$(15,071,155)	$11	$(6)	$303	#	$1,727,875
Wells Fargo Government Money Market Fund Select Class	18,610,094	150,109,755	(137,569,917)	0	0	15,915		31,149,932

				$11	$(6)	$16,218		$32,877,807	5.32%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Specialized Technology Fund

Statement of assets and liabilities—September 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $1,692,057 of securities loaned), at value (cost $316,963,616)	$589,060,455
Investments in affiliated securities, at value (cost $32,877,807)	32,877,807
Receivable for Fund shares sold	525,853
Receivable for dividends	49,699
Receivable for securities lending income, net	832
Prepaid expenses and other assets	37,684

Total assets	622,552,330

Liabilities
Payable upon receipt of securities loaned	1,724,901
Payable for investments purchased	1,905,939
Payable for Fund shares redeemed	252,822
Management fee payable	421,112
Administration fees payable	98,899
Distribution fee payable	7,189
Trustees’ fees and expenses payable	2,716
Accrued expenses and other liabilities	193,039

Total liabilities	4,606,617

Total net assets	$617,945,713

Net assets consist of
Paid-in capital	$228,165,872
Total distributable earnings	389,779,841

Total net assets	$617,945,713

Computation of net asset value and offering price per share
Net assets – Class A	$520,457,685
Shares outstanding – Class A1	28,142,433
Net asset value per share – Class A	$18.49
Maximum offering price per share – Class A2	$19.62
Net assets – Class C	$12,028,439
Shares outstanding – Class C1	894,530
Net asset value per share – Class C	$13.45
Net assets – Administrator Class	$10,292,809
Shares outstanding – Administrator Class[1]	542,220
Net asset value per share – Administrator Class	$18.98
Net assets – Institutional Class	$75,166,780
Shares outstanding – Institutional Class[1]	3,917,340
Net asset value per share – Institutional Class	$19.19

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  13

Statement of operations—six months ended September 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $31,081)	$848,098
Income from affiliated securities	17,298

Total investment income	865,396

Expenses
Management fee	2,329,358
Administration fees
Class A	480,624
Class C	11,387
Administrator Class	5,978
Institutional Class	42,528
Shareholder servicing fees
Class A	571,497
Class C	13,471
Administrator Class	11,334
Distribution fee
Class C	40,531
Custody and accounting fees	23,869
Professional fees	20,487
Registration fees	36,501
Shareholder report expenses	26,846
Trustees’ fees and expenses	9,776
Other fees and expenses	8,824

Total expenses	3,633,011
Less: Fee waivers and/or expense reimbursements
Fund-level	(10,442)
Class A	(20,818)
Administrator Class	(307)
Institutional Class	(1,713)

Net expenses	3,599,731

Net investment loss	(2,734,335)

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	52,090,790
Affiliated securities	11

Net realized gains on investments	52,090,801

Net change in unrealized gains (losses) on
Unaffiliated securities	167,836,038
Affiliated securities	(6)

Net change in unrealized gains (losses) on investments	167,836,032

Net realized and unrealized gains (losses) on investments	219,926,833

Net increase in net assets resulting from operations	$217,192,498

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Specialized Technology Fund

Statement of changes in net assets

	Six months ended September 30, 2020 (unaudited)		Year ended March 31, 2020

Operations
Net investment loss		$(2,734,335)		$(3,722,238)
Net realized gains on investments		52,090,801		74,062,664
Net change in unrealized gains (losses) on investments		167,836,032		(74,516,995)

Net increase (decrease) in net assets resulting from operations		217,192,498		(4,176,569)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(31,171,888)
Class C		0		(1,047,506)
Administrator Class		0		(1,113,358)
Institutional Class		0		(4,318,998)

Total distributions to shareholders		0		(37,651,750)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,228,497	19,830,045	1,724,961	23,395,221
Class C	172,506	1,902,422	171,525	1,707,541
Administrator Class	146,589	2,377,400	266,990	3,760,903
Institutional Class	836,449	13,558,483	1,773,569	24,663,966

		37,668,350		53,527,631

Reinvestment of distributions
Class A	0	0	2,378,590	30,303,237
Class C	0	0	107,421	999,020
Administrator Class	0	0	84,495	1,104,349
Institutional Class	0	0	323,832	4,268,105

		0		36,674,711

Payment for shares redeemed
Class A	(1,650,228)	(26,822,664)	(5,688,194)	(76,162,836)
Class C	(191,195)	(2,258,709)	(517,350)	(5,055,114)
Administrator Class	(562,223)	(7,901,331)	(1,040,848)	(14,045,822)
Institutional Class	(796,044)	(13,293,669)	(1,951,266)	(27,057,139)

		(50,276,373)		(122,320,911)

Net decrease in net assets resulting from capital share transactions		(12,608,023)		(32,118,569)

Total increase (decrease) in net assets		204,584,475		(73,946,888)

Net assets
Beginning of period		413,361,238		487,308,126

End of period		$617,945,713		$413,361,238

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.08	$13.33	$14.08	$10.95	$9.39	$10.74
Net investment loss	(0.08)	(0.11)	(0.11)	(0.10)[1]	(0.03)[1]	(0.06)
Net realized and unrealized gains (losses) on investments	6.49	(0.01)	2.06	4.20	2.17	0.02

Total from investment operations	6.41	(0.12)	1.95	4.10	2.14	(0.04)
Distributions to shareholders from
Net realized gains	0.00	(1.13)	(2.70)	(0.97)	(0.58)	(1.31)
Net asset value, end of period	$18.49	$12.08	$13.33	$14.08	$10.95	$9.39
Total return[2]	53.06%	(1.31)%	16.80%	38.41%	23.55%	(0.66)%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.39%	1.40%	1.41%	1.44%	1.45%
Net expenses	1.35%	1.38%	1.39%	1.41%	1.44%	1.45%
Net investment loss	(1.03)%	(0.80)%	(0.77)%	(0.75)%	(0.28)%	(0.53)%
Supplemental data
Portfolio turnover rate	69%	149%	107%	109%	131%	153%
Net assets, end of period (000s omitted)	$520,458	$344,949	$401,990	$353,552	$266,329	$267,811

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Specialized Technology Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.80	$10.09	$11.38	$9.06	$7.92	$9.33
Net investment loss	(0.10)[1]	(0.16)[1]	(0.17)[1]	(0.16)	(0.09)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	4.75	(0.00)[2]	1.58	3.45	1.81	0.02

Total from investment operations	4.65	(0.16)	1.41	3.29	1.72	(0.10)
Distributions to shareholders from
Net realized gains	0.00	(1.13)	(2.70)	(0.97)	(0.58)	(1.31)
Net asset value, end of period	$13.45	$8.80	$10.09	$11.38	$9.06	$7.92
Total return[3]	52.84%	(2.15)%	16.01%	37.45%	22.59%	(1.45)%
Ratios to average net assets (annualized)
Gross expenses	2.11%	2.14%	2.15%	2.16%	2.19%	2.20%
Net expenses	2.11%	2.13%	2.14%	2.16%	2.19%	2.20%
Net investment loss	(1.79)%	(1.57)%	(1.52)%	(1.49)%	(1.03)%	(1.34)%
Supplemental data
Portfolio turnover rate	69%	149%	107%	109%	131%	153%
Net assets, end of period (000s omitted)	$12,028	$8,035	$11,615	$15,932	$12,827	$13,797

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.40	$13.65	$14.34	$11.12	$9.52	$10.86
Net investment loss	(0.08)[1]	(0.10)[1]	(0.09)[1]	(0.09)[1]	(0.02)	(0.05)
Net realized and unrealized gains (losses) on investments	6.66	(0.02)	2.10	4.28	2.20	0.02

Total from investment operations	6.58	(0.12)	2.01	4.19	2.18	(0.03)
Distributions to shareholders from
Net realized gains	0.00	(1.13)	(2.70)	(0.97)	(0.58)	(1.31)
Net asset value, end of period	$18.98	$12.40	$13.65	$14.34	$11.12	$9.52
Total return[2]	53.19%	(1.28)%	17.02%	38.55%	23.65%	(0.56)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.31%	1.32%	1.33%	1.36%	1.35%
Net expenses	1.27%	1.28%	1.29%	1.32%	1.33%	1.33%
Net investment loss	(0.96)%	(0.71)%	(0.65)%	(0.66)%	(0.17)%	(0.48)%
Supplemental data
Portfolio turnover rate	69%	149%	107%	109%	131%	153%
Net assets, end of period (000s omitted)	$10,293	$11,873	$22,480	$19,140	$39,833	$32,373

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Specialized Technology Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2020	2019	2018	2017[1]
Net asset value, beginning of period	$12.51	$13.73	$14.37	$11.12	$10.42
Net investment income (loss)	(0.06)	(0.07)	(0.07)	(0.05)	0.01 [2]
Net realized and unrealized gains (losses) on investments	6.74	(0.02)	2.13	4.27	1.27

Total from investment operations	6.68	(0.09)	2.06	4.22	1.28
Distributions to shareholders from
Net realized gains	0.00	(1.13)	(2.70)	(0.97)	(0.58)
Net asset value, end of period	$19.19	$12.51	$13.73	$14.37	$11.12
Total return[3]	53.40%	(1.05)%	17.25%	38.91%	12.97%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.06%	1.07%	1.08%	1.11%
Net expenses	1.02%	1.03%	1.04%	1.07%	1.08%
Net investment income (loss)	(0.70)%	(0.47)%	(0.42)%	(0.40)%	0.17%
Supplemental data
Portfolio turnover rate	69%	149%	107%	109%	131%
Net assets, end of period (000s omitted)	$75,167	$48,504	$51,223	$27,509	$19,869

[1]	For the period from October 31, 2016 (commencement of class operations) to March 31, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Specialized Technology Fund  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

20  |  Wells Fargo Specialized Technology Fund

Notes to financial statements (unaudited)

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2020, the aggregate cost of all investments for federal income tax purposes was $376,460,461 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$260,697,071

Gross unrealized losses	(15,219,270)

Net unrealized gains	$245,477,801

As of March 31, 2020, the Fund had a qualified late-year ordinary loss of $1,932,818 which will was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo Specialized Technology Fund  |  21

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$60,899,071	$1,472,445	$0	$62,371,516

Consumer discretionary	62,919,049	0	0	62,919,049

Health care	4,940,508	0	0	4,940,508

Industrials	705,682	0	0	705,682

Information technology	441,126,146	16,397,051	0	457,523,197

Real estate	600,503	0	0	600,503

Short-term investments

Investment companies	32,877,807	0	0	32,877,807

Total assets	$604,068,766	$17,869,496	$0	$621,938,262

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee	Rate prior to June 1, 2020

First $500 million	0.850%	0.880%

Next $500 million	0.840	0.875

Next $1 billion	0.815	0.850

Next $2 billion	0.790	0.825

Next $1 billion	0.765	0.800

Next $5 billion	0.755	0.790

Over $10 billion	0.745	0.780

22  |  Wells Fargo Specialized Technology Fund

Notes to financial statements (unaudited)

For the six months ended September 30, 2020, the management fee was equivalent to an annual rate of 0.86% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Allianz Global Investors U.S. LLC, which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.57% and declining to 0.50% as the average daily net assets of the Fund increase. Prior to June 1, 2020, Allianz Global Investors U.S. LLC, received a fee at an annual rate which started at 0.80% and declined to 0.55% as the average daily net assets of the Fund increased.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.28% for Administrator Class shares, and 1.03% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2020, the Fund’s expenses were capped at 1.38% for Class A shares and 2.13% for Class C shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2020, Funds Distributor received $9,357 from the sale of Class A shares and $30 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended September 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2020 were $360,075,853 and $376,205,449, respectively.

Wells Fargo Specialized Technology Fund  |  23

Notes to financial statements (unaudited)

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Incorporated	$1,062,433	$(1,062,433)	$0

BNP Paribas Securities Corporation	629,624	(629,624)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in information technology companies and, therefore, would be more affected by changes in the information technology sector than would be a fund whose investments are not heavily weighted in the sector.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

24  |  Wells Fargo Specialized Technology Fund

Notes to financial statements (unaudited)

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Specialized Technology Fund  |  25

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Wells Fargo Specialized Technology Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Specialized Technology Fund  |  27

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Wells Fargo Specialized Technology Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Specialized Technology Fund  |  29

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Specialized Technology Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Specialized Technology Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management is a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

30  |  Wells Fargo Specialized Technology Fund

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the three-, five- and ten-year periods ended December 31, 2019, and lower than the average investment performance of the Universe for the one-year period ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average performance of the Universe for the all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the S&P North American Technology Index, for all periods ended December 31, 2019. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the S&P North American Technology Index, for the one-, five- and ten-year periods ended March 31, 2020, and higher than its benchmark index for the three-year period ended March 31, 2020.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions, specific industry allocations and market factors that affected the Fund’s investment performance. The Board also took note of the Fund’s outperformance relative to the Universe over the longer time periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for each share class, except Class A. The Board noted that the Fund’s expense caps, including the expense caps for Class A, were lowered in 2017 and 2018, and that they would be maintained.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes, except for Class A. The Board noted that the Fund’s expense caps, including the expense caps for Class A, were lowered in 2017 and 2018, and that they would be maintained. The Board also discussed and accepted Funds Management’s proposal to amend the Management Agreement to reduce the management fees paid by the Fund to Funds Management.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. The Board noted the small size of the sub-advised expense universe. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis, and it discussed and accepted Funds Management’s proposal to amend the Subadvisory Agreement to reduce the subadvisory fees paid by Funds Management to the Sub-Adviser.

Wells Fargo Specialized Technology Fund  |  31

Other information (unaudited)

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board also discussed and accepted Funds Management’s proposal to amend the Management Agreement to reduce the management fees paid by the Fund to Funds Management at each breakpoint.

The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32  |  Wells Fargo Specialized Technology Fund

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Wells Fargo Specialized Technology Fund  |  33

Appendix I (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.
CDSC Waivers on A and C Shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

34  |  Wells Fargo Specialized Technology Fund

Appendix II (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Baird: Breakpoint and/or Rights of Accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.

Wells Fargo Specialized Technology Fund  |  35

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-1020-00764 11-20

SA317/SAR317 09-20

Semi-Annual Report

September 30, 2020

Wells Fargo

Fundamental Small Cap Growth Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Fundamental Small Cap Growth Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Fundamental Small Cap Growth Fund for the six-month period that ended September 30, 2020. Global stock markets experienced unprecedented volatility in response to drastic government measures to stop the spread of COVID-19 at the expense of short-term economic output. However, financial markets rebounded from April on to more than offset earlier losses as central banks bolstered capital markets and confidence. Stocks rallied broadly with U.S. equities leading the way while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 31.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.38%. The MSCI EM Index (Net)3 gained a robust 29.37%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.53%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 7.66%, the Bloomberg Barclays Municipal Bond Index6 had a 3.99% return, and the ICE BofA U.S. High Yield Index7 gained 14.76%.

Concerns about COVID-19 took over the market.

As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index (PMI), a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a COVID-19 vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. PMIs continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Fundamental Small Cap Growth Fund

Letter to shareholders (unaudited)

corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of COVID-19 and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits that expired at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. At month-end, numerous states reported increases in COVID-19 cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of COVID-19 infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash PMIs for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

Stocks grew more volatile in September on mixed economic data. U.S. PMIs showed solid growth in economic activity in both manufacturing and services. However, six months after the bottom fell out of the labor market in the early spring, only half of the 22 million jobs lost had returned. The U.S. unemployment rate fell to 7.9% in September, the fifth straight month of improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. Meanwhile, a reported 2.3 million people have given up looking for work. With U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand and China’s service sector had its strongest PMI reading in seven years.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Wells Fargo Fundamental Small Cap Growth Fund  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Fundamental Small Cap Growth Fund

This page is intentionally left blank.

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®‡

Christopher J. Warner, CFA®‡

Average annual total returns (%) as of September 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (EGWAX)	6-5-1995	32.82	16.45	13.74	40.92	17.85	14.42	1.53	1.24

Class C (EGWCX)	7-30-2010	38.95	16.99	13.58	39.95	16.99	13.58	2.28	1.99

Class R6 (EGWRX)[3]	5-29-2020	–	–	–	41.42	18.25	14.81	1.10	0.81

Administrator Class (EGWDX)	7-30-2010	–	–	–	42.73	18.29	14.72	1.45	1.16

Institutional Class (EGRYX)	11-19-1997	–	–	–	41.35	18.24	14.81	1.20	0.91

Russell 2000® Growth Index[4]	–	–	–	–	15.71	11.42	12.34	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 6.

6  |  Wells Fargo Fundamental Small Cap Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2020[8]

iRhythm Technologies Incorporated	3.05

Casella Waste Systems Incorporated Class A	2.34

Five9 Incorporated	2.19

SiteOne Landscape Supply Incorporated	2.01

QTS Realty Trust Incorporated Class A	1.96

Advanced Drainage Systems Incorporated	1.75

Purple Innovation Incorporated	1.75

Natera Incorporated	1.74

Tetra Tech Incorporated	1.61

Envestnet Incorporated	1.60

Sector allocation as of September 30, 2020[9]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]

The manager has contractually committed through July 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.23% for Class A, 1.98% for Class C, 0.80% for Class R6, 1.15% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Fundamental Small Cap Growth Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2020	Ending account value 9-30-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,611.82	$8.05	1.23%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%

Class C

Actual	$1,000.00	$1,608.09	$12.95	1.98%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.14	$10.00	1.98%

Class R6

Actual	$1,000.00	$1,616.13	$3.47	0.80%

Hypothetical (5% return before expenses)	$1,000.00	1,013.92	$2.67	0.80%

Administrator Class

Actual	$1,000.00	$1,632.07	$7.59	1.15%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%

Institutional Class

Actual	$1,000.00	$1,615.38	$5.90	0.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Fundamental Small Cap Growth Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 99.15%

Communication Services: 2.13%

Entertainment: 1.23%
CD Projekt SA †	13,285	$1,468,364

Media: 0.90%
Cardlytics Incorporated †«	15,225	1,074,428

Consumer Discretionary: 7.04%

Auto Components: 0.58%
Stoneridge Incorporated †	37,372	686,524

Diversified Consumer Services: 1.38%
Chegg Incorporated †	23,057	1,647,192

Hotels, Restaurants & Leisure: 0.62%
GAN Limited †	43,998	743,566

Household Durables: 1.75%
Purple Innovation Incorporated †	83,908	2,085,953

Internet & Direct Marketing Retail: 1.18%
Etsy Incorporated †	11,627	1,414,192

Leisure Products: 1.53%
Games Workshop Group plc	13,948	1,829,990

Financials: 2.27%

Consumer Finance: 0.82%
LendingTree Incorporated †	3,182	976,524

Insurance: 1.45%
Goosehead Insurance Incorporated Class A	19,969	1,729,116

Health Care: 33.15%

Biotechnology: 13.52%
Black Diamond Therapeutics Incorporated †«	14,239	430,445
Bluebird Bio Incorporated †	7,951	428,956
CareDx Incorporated †	39,611	1,502,841
Chemocentryx Incorporated †	13,976	765,885
Coherus Biosciences Incorporated †	40,148	736,314
CRISPR Therapeutics AG †	6,730	562,897
Deciphera Pharmaceuticals Incorporated †	12,206	626,168
Halozyme Therapeutics Incorporated †	38,338	1,007,523
Mirati Therapeutics Incorporated †	6,440	1,069,362
Natera Incorporated †	28,786	2,079,501
Nurix Therapeutics Incorporated †	24,815	866,292
ORIC Pharmaceuticals Incorporated †	10,893	272,434
Relay Therapeutics Incorporated †«	7,673	326,793
Turning Point Therapeutics Incorporated †	11,489	1,003,679
Twist Bioscience Corporation †	20,170	1,532,315
Veracyte Incorporated †	40,816	1,326,112
Zai Lab Limited ADR †	12,184	1,013,343
Zymeworks Incorporated †	12,509	582,669

		16,133,529

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  9

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Health Care Equipment & Supplies: 11.91%
Axonics Modulation Technologies Incorporated †	22,702	$1,158,710
BioLife Solutions Incorporated †	33,704	975,394
Haemonetics Corporation †	15,068	1,314,683
Inari Medical Incorporated †	26,410	1,822,818
iRhythm Technologies Incorporated †	15,274	3,636,892
Novocure Limited †	8,545	951,144
Orthopediatrics Corporation †	25,704	1,180,328
Quidel Corporation †	6,239	1,368,712
Shockwave Medical Incorporated †	23,909	1,812,302

		14,220,983

Health Care Providers & Services: 3.16%
Amedisys Incorporated †	7,475	1,767,314
HealthEquity Incorporated †	23,528	1,208,633
Progyny Incorporated †	27,114	797,965

		3,773,912

Health Care Technology: 3.61%
Inspire Medical Systems Incorporated †	13,154	1,697,524
Phreesia Incorporated †	31,659	1,017,204
Simulations Plus Incorporated	21,223	1,599,365

		4,314,093

Life Sciences Tools & Services: 0.95%
Berkeley Lights Incorporated †	14,774	1,128,143

Industrials: 19.61%

Aerospace & Defense: 1.99%
Kratos Defense & Security Solutions Incorporated †	39,664	764,722
Mercury Systems Incorporated †	20,736	1,606,211

		2,370,933

Air Freight & Logistics: 1.31%
Cargojet Incorporated	10,887	1,559,280

Building Products: 2.98%
Advanced Drainage Systems Incorporated	33,426	2,087,119
Trex Company Incorporated †	20,520	1,469,232

		3,556,351

Commercial Services & Supplies: 6.50%
Casella Waste Systems Incorporated Class A †	49,998	2,792,388
IAA Incorporated †	27,320	1,422,552
MSA Safety Incorporated	12,086	1,621,579
Tetra Tech Incorporated	20,184	1,927,572

		7,764,091

Construction & Engineering: 1.12%
Construction Partners Incorporated Class A †	73,426	1,336,353

Electrical Equipment: 0.81%
Allied Motion Technologies Incorporated	23,488	969,585

Professional Services: 1.56%
Clarivate plc †	60,302	1,868,759

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Fundamental Small Cap Growth Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Road & Rail: 1.33%
Saia Incorporated †	12,559	$1,584,192

Trading Companies & Distributors: 2.01%
SiteOne Landscape Supply Incorporated †	19,661	2,397,659

Information Technology: 29.78%

Electronic Equipment, Instruments & Components: 2.43%
Littelfuse Incorporated	5,980	1,060,493
Novanta Incorporated †	17,538	1,847,453

		2,907,946

IT Services: 8.29%
EPAM Systems Incorporated †	5,394	1,743,772
Euronet Worldwide Incorporated †	8,903	811,063
Keywords Studios plc	62,628	1,758,469
MongoDB Incorporated †	5,678	1,314,514
Shift4 Payments Incorporated Class A †	29,115	1,408,001
WEX Incorporated †	9,257	1,286,445
WNS Holdings Limited ADR †	24,596	1,573,160

		9,895,424

Semiconductors & Semiconductor Equipment: 3.38%
Lattice Semiconductor Corporation †	60,897	1,763,577
MKS Instruments Incorporated	11,764	1,284,982
Universal Display Corporation	5,434	982,141

		4,030,700

Software: 14.93%
Avalara Incorporated †	9,837	1,252,644
Bill.com Holdings Incorporated †	12,463	1,250,164
Elastic NV †	17,223	1,858,189
Envestnet Incorporated †	24,777	1,911,793
Everbridge Incorporated †	9,294	1,168,535
Five9 Incorporated †	20,176	2,616,424
Globant SA †	10,347	1,854,389
LivePerson Incorporated †	27,355	1,422,186
Model N Incorporated †	47,964	1,692,170
Smartsheet Incorporated Class A †	11,931	589,630
Sprout Social Incorporated Class A †	27,532	1,059,983
Workiva Incorporated †	20,646	1,151,221

		17,827,328

Technology Hardware, Storage & Peripherals: 0.75%
NCR Corporation †	40,276	891,711

Materials: 1.04%

Metals & Mining: 1.04%
Sandstorm Gold Limited †	146,798	1,238,975

Real Estate: 4.13%

Equity REITs: 4.13%
Innovative Industrial Properties Incorporated	9,283	1,152,113
QTS Realty Trust Incorporated Class A	37,206	2,344,722
Rexford Industrial Realty Incorporated	31,421	1,437,825

		4,934,660

Total Common Stocks (Cost $73,528,896)		118,360,456

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  11

Portfolio of investments—September 30, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 2.64%

Investment Companies: 2.64%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	1,745,235	$1,745,235
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.05	1,404,003	1,404,003

Total Short-Term Investments (Cost $3,149,238)			3,149,238

Total investments in securities (Cost $76,678,134)	101.79%	121,509,694

Other assets and liabilities, net	(1.79)	(2,135,930)

Total net assets	100.00%	$119,373,764

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

REIT	Real estate investment trust

Investments In Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$3,270,006	$11,224,764	$(12,749,839)	$304	$0	$1,081	#	$1,745,235
Wells Fargo Government Money Market Fund Select Class	2,099,810	9,013,145	(9,708,952)	0	0	816		1,404,003

				$304	$0	$1,897		$3,149,238	2.64%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Fundamental Small Cap Growth Fund

Statement of assets and liabilities—September 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $1,706,535 of securities loaned), at value (cost $73,528,896)	$118,360,456
Investments in affiliated securities, at value (cost $3,149,238)	3,149,238
Foreign currency, at value (cost $5,746)	5,737
Receivable for Fund shares sold	29,282
Receivable for dividends	43,636
Receivable for securities lending income, net	1,098
Prepaid expenses and other assets	68,162

Total assets	121,657,609

Liabilities
Payable upon receipt of securities loaned	1,745,235
Payable for investments purchased	323,458
Payable for Fund shares redeemed	109,557
Management fee payable	56,807
Administration fees payable	18,858
Distribution fee payable	374
Trustees’ fees and expenses payable	2,084
Accrued expenses and other liabilities	27,472

Total liabilities	2,283,845

Total net assets	$119,373,764

Net assets consist of
Paid-in capital	$71,258,201
Total distributable earnings	48,115,563

Total net assets	$119,373,764

Computation of net asset value and offering price per share
Net assets – Class A	$103,323,355
Shares outstanding – Class A1	5,828,465
Net asset value per share – Class A	$17.73
Maximum offering price per share – Class A2	$18.81
Net assets – Class C	$673,742
Shares outstanding – Class C1	44,609
Net asset value per share – Class C	$15.10
Net assets – Class R6	$41,286
Shares outstanding – Class R6[1]	1,908
Net asset value per share – Class R6	$21.64
Net assets – Administrator Class	$172,298
Shares outstanding – Administrator Class[1]	8,176
Net asset value per share – Administrator Class	$21.07
Net assets – Institutional Class	$15,163,083
Shares outstanding – Institutional Class[1]	700,992
Net asset value per share – Institutional Class	$21.63

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  13

Statement of operations—six months ended September 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $483)	$143,678
Income from affiliated securities	5,371

Total investment income	149,049

Expenses
Management fee	431,106
Administration fees
Class A	93,588
Class C	587
Class R6	3 [1]
Administrator Class	82
Institutional Class	7,540
Shareholder servicing fees
Class A	111,181
Class C	694
Administrator Class	158
Distribution fee
Class C	2,015
Custody and accounting fees	9,445
Professional fees	22,864
Registration fees	31,425
Shareholder report expenses	16,336
Trustees’ fees and expenses	9,776
Other fees and expenses	7,155

Total expenses	743,955
Less: Fee waivers and/or expense reimbursements
Class A	(121,648)
Class C	(14,002)
Administrator Class	(19)
Institutional Class	(1,837)

Net expenses	606,449

Net investment loss	(457,400)

Payment from affiliate	2,422

Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	3,374,832
Affiliated securities	304

Net realized gains on investments	3,375,136
Net change in unrealized gains (losses) on investments	42,524,320

Net realized and unrealized gains (losses) on investments	45,899,456

Net increase in net assets resulting from operations	$45,444,478

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Fundamental Small Cap Growth Fund

Statement of changes in net assets

	Six months ended September 30, 2020 (unaudited)		Year ended March 31, 2020

Operations
Net investment loss		$(457,400)		$(677,336)
Payment from affiliate		2,422		0
Net realized gains on investments		3,375,136		4,662,301
Net change in unrealized gains (losses) on investments		42,524,320		(13,268,383)

Net increase (decrease) in net assets resulting from operations		45,444,478		(9,283,418)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(5,407,235)
Class C		0		(40,489)
Administrator Class		0		(5,538)
Institutional Class		0		(511,148)

Total distributions to shareholders		0		(5,964,410)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	98,049	1,531,715	172,227	2,351,366
Class C	6,711	89,574	29,980	352,632
Class R6	1,927 [1]	36,343 [1]	N/A	N/A
Administrator Class	1,129	23,020	3,192	48,485
Institutional Class	143,710	2,809,954	182,070	3,063,503

		4,490,606		5,815,986

Reinvestment of distributions
Class A	0	0	395,603	5,293,176
Class C	0	0	3,263	37,357
Administrator Class	0	0	236	3,704
Institutional Class	0	0	26,458	430,729

		0		5,764,966

Payment for shares redeemed
Class A	(315,010)	(4,748,713)	(998,017)	(13,561,347)
Class C	(4,159)	(57,132)	(21,365)	(235,126)
Class R6	(19)[1]	(401)[1]	N/A	N/A
Administrator Class	(175)	(2,361)	(2,944)	(46,329)
Institutional Class	(38,481)	(693,052)	(220,852)	(3,703,000)

		(5,501,659)		(17,545,802)

Net decrease in net assets resulting from capital share transactions		(1,011,053)		(5,964,850)

Total increase (decrease) in net assets		44,433,425		(21,212,678)

Net assets
Beginning of period		74,940,339		96,153,017

End of period		$119,373,764		$74,940,339

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.00	$13.28	$15.32	$14.08	$12.05	$18.04
Net investment loss	(0.07)[1]	(0.10)[1]	(0.11)[1]	(0.12)[1]	(0.10)[1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	6.80	(1.27)	2.17	2.35	2.51	(2.13)

Total from investment operations	6.73	(1.37)	2.06	2.23	2.41	(2.25)
Distributions to shareholders from
Net realized gains	0.00	(0.91)	(4.10)	(0.99)	(0.38)	(3.74)
Net asset value, end of period	$17.73	$11.00	$13.28	$15.32	$14.08	$12.05
Total return[2]	61.18%	(11.52)%	17.46%	16.08%	20.10%	(12.86)%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.52%	1.51%	1.52%	1.51%	1.50%
Net expenses	1.23%	1.23%	1.23%	1.33%	1.33%	1.33%
Net investment loss	(0.94)%	(0.74)%	(0.74)%	(0.79)%	(0.77)%	(0.74)%
Supplemental data
Portfolio turnover rate	21%	63%	155%	44%	113%	123%
Net assets, end of period (000s omitted)	$103,323	$66,472	$86,006	$84,738	$82,734	$84,139

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Fundamental Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.39	$11.55	$13.94	$12.99	$11.22	$17.21
Net investment loss	(0.11)[1]	(0.18)[1]	(0.20)[1]	(0.21)[1]	(0.18)[1]	(0.18)[1]
Payment from affiliate	0.02	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	5.80	(1.07)	1.91	2.15	2.33	(2.07)

Total from investment operations	5.71	(1.25)	1.71	1.94	2.15	(2.25)
Distributions to shareholders from
Net realized gains	0.00	(0.91)	(4.10)	(0.99)	(0.38)	(3.74)
Net asset value, end of period	$15.10	$9.39	$11.55	$13.94	$12.99	$11.22
Total return[2]	60.81%[3]	(12.30)%	16.69%	15.17%	19.26%	(13.55)%
Ratios to average net assets (annualized)
Gross expenses	2.22%	2.26%	2.26%	2.27%	2.26%	2.25%
Net expenses	1.98%	1.98%	1.98%	2.08%	2.08%	2.08%
Net investment loss	(1.69)%	(1.49)%	(1.48)%	(1.54)%	(1.52)%	(1.49)%
Supplemental data
Portfolio turnover rate	21%	63%	155%	44%	113%	123%
Net assets, end of period (000s omitted)	$674	$395	$349	$274	$225	$162

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

During the six months ended September 30, 2020, the Fund received a payment from an affiliate which had a 0.17% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  17

Financial highlights

(For a share outstanding throughout the period)

Period ended September 30, 2020[1] (unaudited)
CLASS R6
Net asset value, beginning of period	$17.87
Net investment loss	(0.03)[2]
Net realized and unrealized gains (losses) on investments	3.80

Total from investment operations	3.77
Net asset value, end of period	$21.64
Total return[3]	21.10%
Ratios to average net assets (annualized)
Gross expenses	1.04%
Net expenses	0.80%
Net investment loss	(0.44)%
Supplemental data
Portfolio turnover rate	21%
Net assets, end of period (000s omitted)	$41

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Fundamental Small Cap Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.91	$15.43	$17.14	$15.63	$13.29	$19.44
Net investment loss	(0.08)[1]	(0.11)[1]	(0.11)[1]	(0.11)[1]	(0.09)[1]	(0.10)[1]
Payment from affiliate	0.21	0.00	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	8.03	(1.50)	2.50	2.61	2.81	(2.31)

Total from investment operations	8.16	(1.61)	2.39	2.50	2.72	(2.41)
Distributions to shareholders from
Net realized gains	0.00	(0.91)	(4.10)	(0.99)	(0.38)	(3.74)
Net asset value, end of period	$21.07	$12.91	$15.43	$17.14	$15.63	$13.29
Total return[2]	63.21%[3]	(11.52)%	17.59%	16.21%	20.56%	(12.76)%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.44%	1.43%	1.44%	1.43%	1.39%
Net expenses	1.15%	1.15%	1.15%	1.20%	1.20%	1.20%
Net investment loss	(0.85)%	(0.66)%	(0.62)%	(0.66)%	(0.64)%	(0.61)%
Supplemental data
Portfolio turnover rate	21%	63%	155%	44%	113%	123%
Net assets, end of period (000s omitted)	$172	$93	$104	$133	$174	$2,413

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]

During the six months ended September 30, 2020, the Fund received a payment from an affiliate which had a 1.64% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Fundamental Small Cap Growth Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.39	$15.94	$17.53	$15.94	$13.54	$19.69
Net investment loss	(0.06)[1]	(0.07)[1]	(0.07)[1]	(0.08)[1]	(0.06)[1]	(0.07)[1]
Net realized and unrealized gains (losses) on investments	8.30	(1.57)	2.58	2.66	2.84	(2.34)

Total from investment operations	8.24	(1.64)	2.51	2.58	2.78	(2.41)
Distributions to shareholders from
Net realized gains	0.00	(0.91)	(4.10)	(0.99)	(0.38)	(3.74)
Net asset value, end of period	$21.63	$13.39	$15.94	$17.53	$15.94	$13.54
Total return[2]	61.54%	(11.29)%	17.85%	16.40%	20.62%	(12.58)%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.19%	1.18%	1.19%	1.18%	1.14%
Net expenses	0.90%	0.90%	0.90%	0.98%	0.98%	0.98%
Net investment loss	(0.60)%	(0.41)%	(0.41)%	(0.44)%	(0.43)%	(0.39)%
Supplemental data
Portfolio turnover rate	21%	63%	155%	44%	113%	123%
Net assets, end of period (000s omitted)	$15,163	$7,980	$9,695	$8,878	$8,001	$8,980

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Fundamental Small Cap Growth Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Fundamental Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”)

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2020, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the

Wells Fargo Fundamental Small Cap Growth Fund  |  21

Notes to financial statements (unaudited)

changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2020, the aggregate cost of all investments for federal income tax purposes was $77,008,742 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$45,999,509

Gross unrealized losses	(1,498,557)

Net unrealized gains	$44,500,952

As of March 31, 2020, the Fund had a qualified late-year ordinary loss of $221,448 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22  |  Wells Fargo Fundamental Small Cap Growth Fund

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$1,074,428	$1,468,364	$0	$2,542,792

Consumer discretionary	6,577,427	1,829,990	0	8,407,417

Financials	2,705,640	0	0	2,705,640

Health care	39,570,660	0	0	39,570,660

Industrials	23,407,203	0	0	23,407,203

Information technology	35,553,109	0	0	35,553,109

Materials	1,238,975	0	0	1,238,975

Real estate	4,934,660	0	0	4,934,660

Short-term investments

Investment companies	3,149,238	0	0	3,149,238

Total assets	$118,211,340	$3,298,354	$0	$121,509,694

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in

Wells Fargo Fundamental Small Cap Growth Fund  |  23

Notes to financial statements (unaudited)

connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.850%

Next $500 million	0.825

Next $1 billion	0.800

Next $1 billion	0.775

Next $1 billion	0.750

Next $1 billion	0.730

Next $5 billion	0.720

Over $10 billion	0.710

For the six months ended September 30, 2020, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.23% for Class A shares, 1.98% for Class C shares, 0.80% for Class R6 shares, 1.15% for Administrator Class shares, and 0.90% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2020, Funds Distributor received $488 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2020.

24  |  Wells Fargo Fundamental Small Cap Growth Fund

Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Other transactions

On August 14, 2020, Class C and Administrator Class of the Fund were reimbursed by Funds Management in the amount of $698 and $1,724, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2020 were $20,696,365 and $21,460,142, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

BNP Paribas Securities Corp.	$1,008,144	$(1,008,144)	$0

Citigroup Global Markets Inc.	287,856	(287,856)	0

JP Morgan Securities LLC	410,535	(410,535)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Wells Fargo Fundamental Small Cap Growth Fund  |  25

Notes to financial statements (unaudited)

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Wells Fargo Fundamental Small Cap Growth Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Wells Fargo Fundamental Small Cap Growth Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

30  |  Wells Fargo Fundamental Small Cap Growth Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Fundamental Small Cap Growth Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Fundamental Small Cap Growth Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

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Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than or in range of the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was higher than or in range of its benchmark index, the Russell 2000® Growth Index, for all periods ended December 31, 2019. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000® Growth Index, for all periods ended March 31, 2020.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes, except the Administrator Class. The Board noted that the Management Rate of the Fund was higher than the sum of these average rates for the Fund’s expense Groups for the Administrator Class. The Board noted that the Fund’s expense ratio cap for the Administrator Class had been lowered in 2018. The Board also noted the Fund’s expense ratio caps would be maintained.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

32  |  Wells Fargo Fundamental Small Cap Growth Fund

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Fundamental Small Cap Growth Fund  |  33

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

34  |  Wells Fargo Fundamental Small Cap Growth Fund

Appendix I (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.
CDSC Waivers on A and C Shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Wells Fargo Fundamental Small Cap Growth Fund  |  35

Appendix II (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k)plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Baird: Breakpoint and/or Rights of Accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a13-month period of time.

36  |  Wells Fargo Fundamental Small Cap Growth Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-1020-00580 11-20

SA247/SAR247 09-20

Semi-Annual Report

September 30, 2020

Wells Fargo

Intrinsic Small Cap Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Intrinsic Small Cap Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Intrinsic Small Cap Value Fund for the six-month period that ended September 30, 2020. Global stock markets experienced unprecedented volatility in response to drastic government measures to stop the spread of COVID-19 at the expense of short-term economic output. However, financial markets rebounded from April on to more than offset earlier losses as central banks bolstered capital markets and confidence. Stocks rallied broadly with U.S. equities leading the way while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 31.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.38%. The MSCI EM Index (Net)3 gained a robust 29.37%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.53%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 7.66%, the Bloomberg Barclays Municipal Bond Index6 had a 3.99% return, and the ICE BofA U.S. High Yield Index7 gained 14.76%.

Concerns about COVID-19 took over the market.

As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index (PMI), a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a COVID-19 vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. PMIs continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Intrinsic Small Cap Value Fund

Letter to shareholders (unaudited)

corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of COVID-19 and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits that expired at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. At month-end, numerous states reported increases in COVID-19 cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of COVID-19 infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash PMIs for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

Stocks grew more volatile in September on mixed economic data. U.S. PMIs showed solid growth in economic activity in both manufacturing and services. However, six months after the bottom fell out of the labor market in the early spring, only half of the 22 million jobs lost had returned. The U.S. unemployment rate fell to 7.9% in September, the fifth straight month of improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. Meanwhile, a reported 2.3 million people have given up looking for work. With U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand and China’s service sector had its strongest PMI reading in seven years.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Wells Fargo Intrinsic Small Cap Value Fund  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Intrinsic Small Cap Value Fund

This page is intentionally left blank.

Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher G. Miller, CFA®‡

Theran Motl, CFA®‡

Average annual total returns (%) as of September 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFSMX)	3-31-2008	-12.91	3.32	7.54	-7.60	4.55	8.18	1.60	1.35

Class C (WSCDX)	3-31-2008	-9.29	3.77	7.38	-8.29	3.77	7.38	2.35	2.10

Class R6 (WFSJX)[3]	5-29-2020	–	–	–	-7.24	4.92	8.62	1.17	0.90

Administrator Class (WFSDX)	4-8-2005	–	–	–	-7.46	4.71	8.39	1.52	1.20

Institutional Class (WFSSX)	4-8-2005	–	–	–	-7.27	4.91	8.61	1.27	1.00

Russell 2000® Value Index[4]	–	–	–	–	-14.88	4.11	7.09	–	–

Russell 2000® Index[5]	–	–	–	–	0.39	8.00	9.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Intrinsic Small Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2020[6]

Masonite International Corporation	3.31

SPX Corporation	2.93

CoreSite Realty Corporation	2.62

Bio-Rad Laboratories Incorporated Class A	2.45

Nomad Foods Limited	2.43

Four Corners Property Trust Incorporated	2.35

STAG Industrial Incorporated	2.16

Essent Group Limited	2.13

SYNNEX Corporation	2.05

CNO Financial Group Incorporated	2.04

Sector allocation as of September 30, 2020[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through July 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.35% for Class A, 2.10% for Class C, 0.90% for Class R6, 1.20% for Administrator Class, and 1.00% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Intrinsic Small Cap Value Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2020	Ending account value 9-30-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,342.94	$7.87	1.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.78	1.34%

Class C

Actual	$1,000.00	$1,337.77	$12.31	2.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%

Class R6

Actual	$1,000.00	$1,345.97	$3.50	0.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,013.59	$3.00	0.90%

Administrator Class

Actual	$1,000.00	$1,344.54	$7.05	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Institutional Class

Actual	$1,000.00	$1,345.48	$5.88	1.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Intrinsic Small Cap Value Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 99.47%

Communication Services: 0.65%

Interactive Media & Services: 0.65%
Eventbrite Incorporated Class A «†	26,760	$290,343

Consumer Discretionary: 11.86%

Auto Components: 2.45%
Dana Incorporated	44,603	549,509
Gentherm Incorporated †	13,375	547,038

		1,096,547

Diversified Consumer Services: 1.31%
Houghton Mifflin Harcourt Company †	60,357	104,418
Service Corporation International	11,473	483,931

		588,349

Hotels, Restaurants & Leisure: 3.21%
Jack in the Box Incorporated	8,905	706,256
Planet Fitness Incorporated Class A †	4,427	272,792
Playa Hotels & Resorts NV †	35,457	148,565
Texas Roadhouse Incorporated	5,109	310,576

		1,438,189

Internet & Direct Marketing Retail: 1.56%
Revolve Group Incorporated «†	16,787	275,810
The RealReal Incorporated †	29,194	422,437

		698,247

Specialty Retail: 2.28%
National Vision Holdings Incorporated †	22,163	847,513
Urban Outfitters Incorporated †	8,289	172,494

		1,020,007

Textiles, Apparel & Luxury Goods: 1.05%
Carter’s Incorporated	5,412	468,571

Consumer Staples: 5.18%

Food Products: 5.18%
Nomad Foods Limited †	42,645	1,086,595
The Simply Good Foods Company †	27,923	615,702
TreeHouse Foods Incorporated †	15,224	617,029

		2,319,326

Financials: 17.19%

Banks: 9.94%
Ameris Bancorp	21,889	498,631
Pinnacle Financial Partners Incorporated	13,690	487,227
Renasant Corporation	15,525	352,728
Sterling Bancorp	48,277	507,874
United Community Bank	23,281	394,147
Veritex Holdings Incorporated	23,834	405,893
Webster Financial Corporation	23,538	621,639

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  9

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value

Banks (continued)
Wintrust Financial Corporation	15,038	$602,272
Zions Bancorporation	19,915	581,916

		4,452,327

Insurance: 5.12%
Axis Capital Holdings Limited	10,825	476,733
CNO Financial Group Incorporated	57,035	914,841
First American Financial Corporation	8,970	456,663
Reinsurance Group of America Incorporated	4,659	443,490

		2,291,727

Thrifts & Mortgage Finance: 2.13%
Essent Group Limited	25,759	953,341

Health Care: 10.11%

Health Care Equipment & Supplies: 6.37%
AngioDynamics Incorporated †	58,134	701,096
Haemonetics Corporation †	4,823	420,807
Integer Holdings Corporation †	11,522	679,913
Mesa Laboratories Incorporated	746	190,051
STERIS plc	4,880	859,807

		2,851,674

Life Sciences Tools & Services: 3.74%
Bio-Rad Laboratories Incorporated Class A †	2,127	1,096,383
Bruker Corporation	14,490	575,978

		1,672,361

Industrials: 20.81%

Aerospace & Defense: 0.71%
Hexcel Corporation	9,530	319,732

Building Products: 3.31%
Masonite International Corporation †	15,047	1,480,625

Commercial Services & Supplies: 2.27%
Interface Incorporated	47,927	293,313
Stericycle Incorporated †	11,467	723,109

		1,016,422

Construction & Engineering: 1.53%
API Group Corporation †144A	47,971	682,627

Machinery: 6.45%
Altra Industrial Motion Corporation	20,632	762,765
ITT Incorporated	13,711	809,635
SPX Corporation †	28,326	1,313,760

		2,886,160

Professional Services: 0.88%
ASGN Incorporated †	6,224	395,597

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Intrinsic Small Cap Value Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Road & Rail: 2.22%
Ryder System Incorporated	17,086	$721,713
Saia Incorporated †	2,169	273,598

		995,311

Trading Companies & Distributors: 3.44%
Air Lease Corporation	26,121	768,480
Herc Holdings Incorporated †	19,431	769,662

		1,538,142

Information Technology: 15.16%

Communications Equipment: 0.77%
Infinera Corporation †	55,821	343,857

Electronic Equipment, Instruments & Components: 6.19%
Avnet Incorporated	18,526	478,712
Littelfuse Incorporated	3,546	628,848
SYNNEX Corporation	6,546	916,833
Zebra Technologies Corporation Class A †	2,962	747,787

		2,772,180

IT Services: 2.23%
EVO Payments Incorporated Class A †	23,809	591,654
WNS Holdings Limited ADR †	6,392	408,832

		1,000,486

Semiconductors & Semiconductor Equipment: 1.97%
Brooks Automation Incorporated	19,056	881,531

Software: 4.00%
Medallia Incorporated †	19,586	537,048
Mimecast Limited †	18,952	889,228
Pagerduty Incorporated †	13,406	363,437

		1,789,713

Materials: 6.02%

Chemicals: 1.39%
Westlake Chemical Corporation	9,856	623,096

Containers & Packaging: 1.76%
Silgan Holdings Incorporated	21,386	786,363

Metals & Mining: 2.87%
Reliance Steel & Aluminum Company	7,454	760,606
Royal Gold Incorporated	4,367	524,782

		1,285,388

Real Estate: 12.49%

Equity REITs: 11.54%
American Homes 4 Rent Class A	19,431	553,395
CoreSite Realty Corporation	9,881	1,174,653
Cousins Properties Incorporated	7,813	223,374
Four Corners Property Trust Incorporated	41,082	1,051,288
Healthcare Realty Trust Incorporated	28,200	849,384

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  11

Portfolio of investments—September 30, 2020 (unaudited)

		Shares	Value

Equity REITs (continued)
Hudson Pacific Properties Incorporated		15,846	$347,503
STAG Industrial Incorporated		31,679	965,893

			5,165,490

Real Estate Management & Development: 0.95%
Jones Lang LaSalle Incorporated		4,474	427,983

Total Common Stocks (Cost $41,229,080)			44,531,712

	Yield
Short-Term Investments: 1.57%

Investment Companies: 1.57%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	554,460	554,460
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.05	150,124	150,124

Total Short-Term Investments (Cost $704,584)			704,584

Total investments in securities (Cost $41,933,664)	101.04%	45,236,296

Other assets and liabilities, net	(1.04)	(465,511)

Total net assets	100.00%	$44,770,785

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	$0	$2,659,440	$(2,104,980)	$0	$0	$56	#	$554,460
Wells Fargo Government Money Market Fund Select Class	632,764	4,764,396	(5,247,036)	0	0	347		150,124

				$0	$0	$403		$704,584	1.57%

#	Amount shown represents income before fees and rebates.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Intrinsic Small Cap Value Fund

Statement of assets and liabilities—September 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $542,704 of securities loaned), at value (cost $41,229,080)	$44,531,712
Investments in affiliated securities, at value (cost $704,584)	704,584
Receivable for investments sold	88,370
Receivable for Fund shares sold	17,984
Receivable for dividends	42,659
Receivable for securities lending income, net	494
Prepaid expenses and other assets	39,746

Total assets	45,425,549

Liabilities
Payable upon receipt of securities loaned	554,460
Payable for Fund shares redeemed	46,624
Management fee payable	18,340
Administration fees payable	7,091
Distribution fee payable	67
Trustees’ fees and expenses payable	2,668
Accrued expenses and other liabilities	25,514

Total liabilities	654,764

Total net assets	$44,770,785

Net assets consist of
Paid-in capital	$42,013,719
Total distributable earnings	2,757,066

Total net assets	$44,770,785

Computation of net asset value and offering price per share
Net assets – Class A	$34,651,388
Shares outstanding – Class A1	1,304,946
Net asset value per share – Class A	$26.55
Maximum offering price per share – Class A2	$28.17
Net assets – Class C	$96,205
Shares outstanding – Class C1	3,988
Net asset value per share – Class C	$24.12
Net assets – Class R6	$799,299
Shares outstanding – Class R6[1]	28,853
Net asset value per share – Class R6	$27.70
Net assets – Administrator Class	$599,255
Shares outstanding – Administrator Class[1]	22,035
Net asset value per share – Administrator Class	$27.20
Net assets – Institutional Class	$8,624,638
Shares outstanding – Institutional Class[1]	311,448
Net asset value per share – Institutional Class	$27.69

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  13

Statement of operations—six months ended September 30, 2020 (unaudited)

Investment income
Dividends	$321,658
Income from affiliated securities	1,180

Total investment income	322,838

Expenses
Management fee	181,893
Administration fees
Class A	34,685
Class C	161
Class R6	38 [1]
Administrator Class	361
Institutional Class	5,724
Shareholder servicing fees
Class A	41,114
Class C	190
Administrator Class	688
Distribution fee
Class C	569
Custody and accounting fees	8,116
Professional fees	19,799
Registration fees	32,867
Shareholder report expenses	12,828
Trustees’ fees and expenses	9,776
Other fees and expenses	5,810

Total expenses	354,619
Less: Fee waivers and/or expense reimbursements
Fund-level	(78,884)
Class A	(3,167)
Class C	(6)
Administrator Class	(212)
Institutional Class	(1,239)

Net expenses	271,111

Net investment income	51,727

Realized and unrealized gains (losses) on investments
Net realized losses on investments	(388,065)
Net change in unrealized gains (losses) on investments	12,378,536

Net realized and unrealized gains (losses) on investments	11,990,471

Net increase in net assets resulting from operations	$12,042,198

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Intrinsic Small Cap Value Fund

Statement of changes in net assets

	Six months ended September 30, 2020 (unaudited)		Year ended March 31, 2020

Operations
Net investment income		$51,727		$93,835
Net realized gains (losses) on investments		(388,065)		184,406
Net change in unrealized gains (losses) on investments		12,378,536		(16,937,972)

Net increase (decrease) in net assets resulting from operations		12,042,198		(16,659,731)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(2,809,650)
Class C		0		(23,865)
Administrator Class		0		(69,935)
Institutional Class		0		(1,153,479)

Total distributions to shareholders		0		(4,056,929)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	23,624	591,754	34,452	998,637
Class C	95	2,092	1,060	29,122
Class R6	29,167 [1]	813,972 [1]	N/A	N/A
Administrator Class	491	12,577	18,871	596,345
Institutional Class	11,397	303,277	25,429	745,734

		1,723,672		2,369,838

Reinvestment of distributions
Class A	0	0	88,486	2,713,873
Class C	0	0	780	21,882
Administrator Class	0	0	2,048	64,270
Institutional Class	0	0	15,704	500,987

		0		3,301,012

Payment for shares redeemed
Class A	(90,336)	(2,215,069)	(205,793)	(6,016,656)
Class C	(6,631)	(143,837)	(10,118)	(284,633)
Class R6	(314)[1]	(9,000)[1]	N/A	N/A
Administrator Class	(697)	(15,933)	(36,385)	(1,131,472)
Institutional Class	(249,292)	(5,671,272)	(174,691)	(5,578,624)

		(8,055,111)		(13,011,385)

Net decrease in net assets resulting from capital share transactions		(6,331,439)		(7,340,535)

Total increase (decrease) in net assets		5,710,759		(28,057,195)

Net assets
Beginning of period		39,060,026		67,117,221

End of period		$44,770,785		$39,060,026

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$19.77	$30.27	$31.46	$28.92	$23.49	$25.50
Net investment income (loss)	0.02 [1]	0.02 [1]	(0.04)[1]	(0.08)[1]	(0.15)[1]	0.22 [1]
Net realized and unrealized gains (losses) on investments	6.76	(8.43)	(1.15)	2.62	5.71	(2.09)

Total from investment operations	6.78	(8.41)	(1.19)	2.54	5.56	(1.87)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.13)	(0.14)
Net realized gains	0.00	(2.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(2.09)	0.00	0.00	(0.13)	(0.14)
Net asset value, end of period	$26.55	$19.77	$30.27	$31.46	$28.92	$23.49
Total return[2]	34.29%	(30.24)%	(3.78)%	8.78%	23.68%	(7.36)%
Ratios to average net assets (annualized)
Gross expenses	1.73%	1.60%	1.54%	1.54%	1.48%	1.47%
Net expenses	1.34%	1.35%	1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	0.17%	0.05%	(0.11)%	(0.26)%	(0.57)%	0.95%
Supplemental data
Portfolio turnover rate	13%	41%	34%	27%	142%	66%
Net assets, end of period (000s omitted)	$34,651	$27,115	$44,028	$50,993	$52,817	$49,898

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Intrinsic Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.03	$27.98	$29.30	$27.14	$22.11	$24.04
Net investment loss	(0.07)[1]	(0.20)[1]	(0.25)[1]	(0.28)[1]	(0.39)[1]	(0.00)[1,2]
Net realized and unrealized gains (losses) on investments	6.16	(7.66)	(1.07)	2.44	5.42	(1.93)

Total from investment operations	6.09	(7.86)	(1.32)	2.16	5.03	(1.93)
Distributions to shareholders from
Net realized gains	0.00	(2.09)	0.00	0.00	0.00	0.00
Net asset value, end of period	$24.12	$18.03	$27.98	$29.30	$27.14	$22.11
Total return[3]	33.78%	(30.76)%	(4.51)%	7.96%	22.75%	(8.03)%
Ratios to average net assets (annualized)
Gross expenses	2.48%	2.34%	2.29%	2.29%	2.22%	2.22%
Net expenses	2.10%	2.10%	2.10%	2.10%	2.10%	2.12%
Net investment loss	(0.68)%	(0.73)%	(0.85)%	(1.02)%	(1.52)%	(0.00)%
Supplemental data
Portfolio turnover rate	13%	41%	34%	27%	142%	66%
Net assets, end of period (000s omitted)	$96	$190	$526	$840	$989	$285

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  17

Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Period ended September 30, 2020[1] (unaudited)
Net asset value, beginning of period	$25.43
Net investment income	0.08 [2]
Net realized and unrealized gains (losses) on investments	2.19

Total from investment operations	2.27
Net asset value, end of period	$27.70
Total return[3]	8.93%
Ratios to average net assets (annualized)
Gross expenses	1.27%
Net expenses	0.90%
Net investment income	0.89%
Supplemental data
Portfolio turnover rate	13%
Net assets, end of period (000s omitted)	$799

[1]	For the period from May 29, 2020 (commencement of class operations) to September 30, 2020

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Intrinsic Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.23	$30.89	$32.06	$29.43	$23.89	$25.95
Net investment income (loss)	0.04 [1]	0.05 [1]	0.01 [1]	(0.03)[1]	(0.10)[1]	0.22 [1]
Net realized and unrealized gains (losses) on investments	6.93	(8.62)	(1.18)	2.66	5.80	(2.08)

Total from investment operations	6.97	(8.57)	(1.17)	2.63	5.70	(1.86)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.16)	(0.20)
Net realized gains	0.00	(2.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(2.09)	0.00	0.00	(0.16)	(0.20)
Net asset value, end of period	$27.20	$20.23	$30.89	$32.06	$29.43	$23.89
Total return[2]	34.45%	(30.15)%	(3.65)%	8.94%	23.86%	(7.17)%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.51%	1.46%	1.46%	1.40%	1.37%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.31%	0.17%	0.05%	(0.10)%	(0.38)%	0.91%
Supplemental data
Portfolio turnover rate	13%	41%	34%	27%	142%	66%
Net assets, end of period (000s omitted)	$599	$450	$1,165	$1,347	$4,355	$4,893

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intrinsic Small Cap Value Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.58	$31.33	$32.45	$29.73	$24.13	$26.22
Net investment income (loss)	0.06 [1]	0.12 [1]	0.08 [1]	0.03 [1]	(0.07)[1]	0.33
Net realized and unrealized gains (losses) on investments	7.05	(8.78)	(1.20)	2.69	5.89	(2.17)

Total from investment operations	7.11	(8.66)	(1.12)	2.72	5.82	(1.84)
Distributions to shareholders from
Net investment income	0.00	(0.00)[2]	0.00	0.00	(0.22)	(0.25)
Net realized gains	0.00	(2.09)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(2.09)	0.00	0.00	(0.22)	(0.25)
Net asset value, end of period	$27.69	$20.58	$31.33	$32.45	$29.73	$24.13
Total return[3]	34.55%	(30.00)%	(3.45)%	9.15%	24.14%	(7.02)%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.27%	1.21%	1.21%	1.15%	1.12%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.50%	0.38%	0.24%	0.08%	(0.26)%	1.10%
Supplemental data
Portfolio turnover rate	13%	41%	34%	27%	142%	66%
Net assets, end of period (000s omitted)	$8,625	$11,305	$21,398	$28,032	$59,991	$71,072

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Intrinsic Small Cap Value Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Wells Fargo Intrinsic Small Cap Value Fund  |  21

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2020, the aggregate cost of all investments for federal income tax purposes was $39,239,204 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$9,012,520

Gross unrealized losses	(3,015,428)

Net unrealized gains	$5,997,092

As of March 31, 2020, capital loss carryforwards in the amount of $13,505 was available to offset future net realized capital gains.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Wells Fargo Intrinsic Small Cap Value Fund

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$290,343	$0	$0	$290,343

Consumer discretionary	5,309,910	0	0	5,309,910

Consumer staples	2,319,326	0	0	2,319,326

Financials	7,697,395	0	0	7,697,395

Health care	4,524,035	0	0	4,524,035

Industrials	9,314,616	0	0	9,314,616

Information technology	6,787,767	0	0	6,787,767

Materials	2,694,847	0	0	2,694,847

Real estate	5,593,473	0	0	5,593,473

Short-term investments

Investment companies	704,584	0	0	704,584

Total assets	$45,236,296	$0	$0	$45,236,296

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.850%

Next $500 million	0.825

Next $1 billion	0.800

Next $1 billion	0.775

Next $1 billion	0.750

Next $1 billion	0.730

Next $5 billion	0.720

Over $10 billion	0.710

For the six months ended September 30, 2020, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Wells Fargo Intrinsic Small Cap Value Fund  |  23

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 0.90% for Class R6 shares, 1.20% for Administrator Class shares, and 1.00% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2020, Funds Distributor received $153 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2020 were $5,593,919 and $11,507,729, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee

24  |  Wells Fargo Intrinsic Small Cap Value Fund

Notes to financial statements (unaudited)

starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Citigroup Global Markets Inc.	$279,400	$(279,400)	$0

National Financial Services LLC	263,304	(263,304)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2020, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

10. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Intrinsic Small Cap Value Fund  |  25

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

26  |  Wells Fargo Intrinsic Small Cap Value Fund

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Wells Fargo Intrinsic Small Cap Value Fund

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Intrinsic Small Cap Value Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Intrinsic Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

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Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for the one-, five- and ten-year periods ended December 31, 2019, but lower than the average investment performance of the Universe for the three-year period ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was lower than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was higher than or in range of its benchmark index, the Russell 2000® Value Index, for all periods ended December 31, 2019. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the Russell 2000® Value Index, for the one- and five-year periods ended March 31, 2020, and in range of its benchmark index for the three- and ten-year periods ended March 31, 2020.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each class share.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Wells Fargo Intrinsic Small Cap Value Fund  |  31

Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32  |  Wells Fargo Intrinsic Small Cap Value Fund

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Wells Fargo Intrinsic Small Cap Value Fund  |  33

Appendix I (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.
CDSC Waivers on A and C Shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

34  |  Wells Fargo Intrinsic Small Cap Value Fund

Appendix II (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Baird: Breakpoint and/or Rights of Accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.

Wells Fargo Intrinsic Small Cap Value Fund  |  35

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-1020-00575 11-20

SA242/SAR242 09-20

Semi-Annual Report

September 30, 2020

Wells Fargo

Special Small Cap Value Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Special Small Cap Value Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Special Small Cap Value Fund for the six-month period that ended September 30, 2020. Global stock markets experienced unprecedented volatility in response to drastic government measures to stop the spread of COVID-19 at the expense of short-term economic output. However, financial markets rebounded from April on to more than offset earlier losses as central banks bolstered capital markets and confidence. Stocks rallied broadly with U.S. equities leading the way while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 31.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.38%. The MSCI EM Index (Net)3 gained a robust 29.37%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.53%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 7.66%, the Bloomberg Barclays Municipal Bond Index6 had a 3.99% return, and the ICE BofA U.S. High Yield Index7 gained 14.76%.

Concerns about COVID-19 took over the market.

As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index (PMI), a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a COVID-19 vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. PMIs continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Special Small Cap Value Fund

Letter to shareholders (unaudited)

corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of COVID-19 and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits that expired at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. At month-end, numerous states reported increases in COVID-19 cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of COVID-19 infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash PMIs for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

Stocks grew more volatile in September on mixed economic data. U.S. PMIs showed solid growth in economic activity in both manufacturing and services. However, six months after the bottom fell out of the labor market in the early spring, only half of the 22 million jobs lost had returned. The U.S. unemployment rate fell to 7.9% in September, the fifth straight month of improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. Meanwhile, a reported 2.3 million people have given up looking for work. With U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand and China’s service sector had its strongest PMI reading in seven years.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Wells Fargo Special Small Cap Value Fund  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Special Small Cap Value Fund

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Performance highlights (unaudited)

The Fund is currently closed to most new investors.1

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Brian Martin, CFA®‡

James M. Tringas, CFA®‡

Bryant VanCronkhite, CFA®‡ , CPA

Average annual total returns (%) as of September 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]

Class A (ESPAX)	5-7-1993	-19.47	3.90	7.81	-14.55	5.14	8.45	1.28	1.28

Class C (ESPCX)	12-12-2000	-16.11	4.37	7.65	-15.11	4.37	7.65	2.03	2.03

Class R (ESPHX)[4]	9-30-2015	–	–	–	-14.76	4.90	8.19	1.53	1.53

Class R6 (ESPRX)[5]	10-31-2014	–	–	–	-14.17	5.59	8.91	0.85	0.85

Administrator Class (ESPIX)	7-23-1996	–	–	–	-14.48	5.25	8.64	1.20	1.20

Institutional Class (ESPNX)	7-30-2010	–	–	–	-14.24	5.53	8.87	0.95	0.95

Russell 2000® Value Index[6]	–	–	–	–	-14.88	4.11	7.09	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Special Small Cap Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2020[7]

Eagle Materials Incorporated	3.24

Nomad Foods Limited	2.91

J & J Snack Foods Corporation	2.62

Franklin Electric Company Incorporated	2.47

Mueller Industries Incorporated	2.43

Innospec Incorporated	2.34

UMB Financial Corporation	2.19

First Citizens BancShares Corporation Class A	2.12

Avient Corporation	2.11

CSW Industrials Incorporated	2.05

Sector allocation as of September 30, 2020[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]	Please see the Fund’s current Statement of Additional Information for further details.

[2]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]

The manager has contractually committed through July 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.31% for Class A, 2.06% for Class C, 1.56% for Class R, 0.89% for Class R6, 1.20% for Administrator Class, and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[5]

Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares adjusted to reflect the higher expenses applicable to the Class R shares.

[6]

Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[8]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Special Small Cap Value Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2020	Ending account value 9-30-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,189.05	$7.02	1.28%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%

Class C

Actual	$1,000.00	$1,185.41	$11.07	2.02%

Hypothetical (5% return before expenses)	$1,000.00	$1,014.94	$10.20	2.02%

Class R

Actual	$1,000.00	$1,187.61	$8.39	1.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%

Class R6

Actual	$1,000.00	$1,191.83	$4.67	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

Administrator Class

Actual	$1,000.00	$1,189.74	$6.59	1.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Institutional Class

Actual	$1,000.00	$1,191.33	$5.16	0.94%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 97.12%

Communication Services: 0.15%

Media: 0.15%
A.H. Belo Corporation Class A (l)	2,012,189	$2,837,186
Gannett Company Incorporated «	1,583,545	2,058,609

		4,895,795

Consumer Discretionary: 7.20%

Diversified Consumer Services: 0.49%
Franchise Group Incorporated	629,743	15,970,282

Hotels, Restaurants & Leisure: 3.46%
Denny’s Corporation †(l)	4,374,368	43,743,680
Dine Brands Global Incorporated	704,502	38,458,764
Jack in the Box Incorporated	372,300	29,527,113

		111,729,557

Household Durables: 1.50%
Helen of Troy Limited †	250,700	48,515,464

Internet & Direct Marketing Retail: 0.15%
Groupon Incorporated †	236,900	4,832,760

Specialty Retail: 0.86%
American Eagle Outfitters Incorporated	1,140,100	16,884,881
GameStop Corporation Class A †	585,600	5,973,120
The ODP Corporation	252,100	4,903,345

		27,761,346

Textiles, Apparel & Luxury Goods: 0.74%
Delta Apparel Incorporated †(l)	559,902	7,978,604
Steven Madden Limited	809,000	15,775,500

		23,754,104

Consumer Staples: 13.47%

Beverages: 1.03%
Primo Water Corporation	2,337,400	33,191,080

Food & Staples Retailing: 1.03%
BJ’s Wholesale Club Holdings Incorporated †	805,981	33,488,511

Food Products: 7.67%
Hostess Brands Incorporated †	3,057,435	37,698,174
J & J Snack Foods Corporation	650,362	84,800,701
Nomad Foods Limited †	3,691,242	94,052,846
Tootsie Roll Industries Incorporated «	314,821	9,727,969
TreeHouse Foods Incorporated †	216,685	8,782,243
UTZ Brands Incorporated Class A «	710,600	12,719,740

		247,781,673

Household Products: 3.34%
Central Garden & Pet Company †(l)	772,322	30,838,817
Central Garden & Pet Company Class A †	739,390	26,721,555
Spectrum Brands Holdings Incorporated	879,369	50,264,732

		107,825,104

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  9

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Personal Products: 0.40%
Edgewell Personal Care Company †	460,736	$12,845,320

Energy: 1.40%

Energy Equipment & Services: 0.36%
Forum Energy Technologies Incorporated «†	3,464,891	1,903,958
Patterson-UTI Energy Incorporated	3,426,410	9,765,269

		11,669,227

Oil, Gas & Consumable Fuels: 1.04%
Berry Petroleum Corporation	1,747,937	5,540,960
Magnolia Oil & Gas Corporation †	2,217,816	11,466,109
Southwestern Energy Company †	4,397,880	10,335,018
Whiting Petroleum Corporation †	363,400	6,283,186

		33,625,273

Financials: 20.45%

Banks: 10.22%
Associated Banc Corporation	2,876,056	36,295,827
CVB Financial Corporation	1,534,800	25,523,724
First Citizens BancShares Corporation Class A	214,751	68,458,324
First Hawaiian Incorporated	1,766,690	25,564,004
First Horizon National Corporation	1,988,048	18,747,293
Hancock Holding Company	1,284,245	24,156,648
Renasant Corporation	1,374,435	31,227,163
South State Corporation	616,361	29,677,782
UMB Financial Corporation	1,442,126	70,678,595

		330,329,360

Capital Markets: 2.41%
Apollo Investment Corporation	1,645,986	13,612,304
Glassbridge Enterprises Incorporated †(l)	1,527	91,620
New Mountain Finance Corporation	2,362,750	22,587,890
Pershing Square Tontine Holdings Limited Class A †	1,618,495	36,723,652
Westwood Holdings Group Incorporated (l)	438,883	4,889,157

		77,904,623

Insurance: 5.78%
CNO Financial Group Incorporated	1,277,230	20,486,769
Enstar Group Limited †	229,787	37,110,601
National Western Life Group Class A	51,746	9,457,616
ProAssurance Corporation	1,190,159	18,614,087
Stewart Information Services Corporation	1,065,206	46,581,458
The Hanover Insurance Group Incorporated	496,332	46,248,216
White Mountains Insurance Group Limited	10,352	8,064,208

		186,562,955

Mortgage REITs: 2.04%
Apollo Commercial Real Estate Finance Incorporated	1,872,453	16,870,802
New York Mortgage Trust Incorporated	6,275,281	16,001,967
Two Harbors Investment Corporation	6,489,596	33,032,044

		65,904,813

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Health Care: 3.57%

Health Care Equipment & Supplies: 0.77%
Natus Medical Incorporated †	648,529	$11,109,302
Varex Imaging Corporation †	1,089,112	13,853,505

		24,962,807

Health Care Providers & Services: 1.71%
Owens & Minor Incorporated	597,984	15,015,378
Patterson Companies Incorporated	1,068,565	25,757,759
Premier Incorporated Class A	436,000	14,313,880

		55,087,017

Pharmaceuticals: 1.09%
Bausch Health Companies Incorporated †	315,200	4,898,208
Prestige Consumer Healthcare Incorporated †	830,700	30,254,094

		35,152,302

Industrials: 24.06%

Aerospace & Defense: 1.02%
Parsons Corporation †	988,398	33,150,869

Building Products: 4.32%
CSW Industrials Incorporated (l)	857,105	66,211,361
Griffon Corporation	1,030,917	20,144,118
Quanex Building Products Corporation (l)	1,957,636	36,098,808
Simpson Manufacturing Company Incorporated	177,259	17,222,484

		139,676,771

Commercial Services & Supplies: 3.53%
ACCO Brands Corporation	2,185,948	12,678,498
Deluxe Corporation	1,070,181	27,535,757
Ennis Incorporated	1,157,577	20,188,143
Healthcare Services Group Incorporated	1,448,057	31,176,667
Viad Corporation (l)	1,080,990	22,517,022

		114,096,087

Construction & Engineering: 0.73%
APi Group Corporation 144A†	1,655,600	23,559,188

Electrical Equipment: 1.36%
Atkore International Incorporated †	1,757,608	39,950,430
nVent Electric plc	220,500	3,900,645

		43,851,075

Machinery: 10.14%
Alamo Group Incorporated	211,000	22,794,330
Crane Company	141,200	7,078,356
Douglas Dynamics Incorporated (l)	1,174,515	40,168,413
Franklin Electric Company Incorporated	1,358,182	79,901,847
Harsco Corporation Harsco Corp†	1,390,900	19,347,419
Kadant Incorporated	306,970	33,650,051
Mayville Engineering Company Incorporated †	632,262	5,810,488
Mueller Industries Incorporated (l)	2,904,657	78,600,018
NN Incorporated	1,309,215	6,755,549
Trimas Corporation †	1,465,240	33,407,472

		327,513,943

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  11

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Marine: 0.18%
Nordic American Tanker Limited «	1,678,900	$5,859,361

Professional Services: 1.65%
CBIZ Incorporated †	911,191	20,838,938
Korn Ferry International	1,115,842	32,359,418

		53,198,356

Road & Rail: 0.60%
Werner Enterprises Incorporated	464,616	19,509,226

Trading Companies & Distributors: 0.53%
Air Lease Corporation	578,400	17,016,528

Information Technology: 4.83%

Communications Equipment: 0.51%
NETGEAR Incorporated †	537,935	16,579,157

Electronic Equipment, Instruments & Components: 0.52%
Belden Incorporated	542,768	16,890,940

IT Services: 1.51%
MAXIMUS Incorporated	378,900	25,920,549
Sabre Corporation	1,177,743	7,667,107
Sykes Enterprises Incorporated †	444,400	15,202,924

		48,790,580

Semiconductors & Semiconductor Equipment: 1.04%
Brooks Automation Incorporated	523,166	24,201,659
DSP Group Incorporated †	698,148	9,201,591

		33,403,250

Software: 1.25%
BlackBerry Limited NYSE †	4,788,909	21,981,092
Verint Systems Incorporated †	384,500	18,525,210

		40,506,302

Materials: 16.39%

Chemicals: 7.12%
Avient Corporation	2,574,332	68,116,825
Element Solutions Incorporated †	1,478,792	15,542,104
Ferro Corporation †	810,900	10,055,160
Huntsman Corporation	918,000	20,388,780
Ingevity Corporation †	214,631	10,611,357
Innospec Incorporated	1,193,941	75,600,344
NewMarket Corporation	54,279	18,580,787
PQ Group Holdings Incorporated †	1,101,327	11,299,615

		230,194,972

Construction Materials: 3.24%
Eagle Materials Incorporated	1,212,108	104,629,161

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—September 30, 2020 (unaudited)

			Shares	Value
Containers & Packaging: 2.56%
Myers Industries Incorporated			1,481,332	$19,598,022
Silgan Holdings Incorporated			1,716,390	63,111,660

				82,709,682

Metals & Mining: 0.89%
Compass Minerals International Incorporated			483,300	28,683,855

Paper & Forest Products: 2.58%
Neenah Incorporated (l)			1,290,761	48,364,815
Schweitzer-Mauduit International Incorporated			1,149,128	34,922,000

				83,286,815

Real Estate: 1.30%

Equity REITs: 1.30%
Acadia Realty Trust			1,099,567	11,545,454
Retail Value Incorporated			234,388	2,946,257
Washington REIT			1,360,210	27,381,027

				41,872,738

Utilities: 4.30%

Electric Utilities: 4.30%
ALLETE Incorporated			578,300	29,921,242
Hawaiian Electric Industries Incorporated			1,627,306	54,091,651
IDACORP Incorporated			688,443	55,006,596

				139,019,489

Total Common Stocks (Cost $3,379,668,101)				3,137,787,718

Exchange-Traded Funds: 0.18%
iShares Russell 2000 Index ETF			39,350	5,894,237

Total Exchange-Traded Funds (Cost $5,874,734)				5,894,237

Dividend yield
Preferred Stocks: 0.07%

Industrials: 0.07%

Industrial Conglomerates: 0.07%
Steel Partners Holdings LP	7.88%		112,937	2,150,320

Total Preferred Stocks (Cost $1,530,486)				2,150,320

		Expiration date
Warrants: 0.04%

Financials: 0.04%

Capital Markets: 0.04%
Pershing Square Tontine Holdings Limited Class A †		7-24-2025	178,494	1,279,802

Total Warrants (Cost $1,013,608)				1,279,802

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  13

Portfolio of investments—September 30, 2020 (unaudited)

	Yield	Shares	Value
Short-Term Investments: 1.84%

Investment Companies: 1.84%
Securities Lending Cash Investments LLC (l)(r)(u)	0.12%	17,670,027	$17,670,027
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.05	41,755,606	41,755,606

Total Short-Term Investments (Cost $59,425,633)			59,425,633

Total investments in securities (Cost $3,447,512,562)	99.25%	3,206,537,710

Other assets and liabilities, net	0.75	24,351,836

Total net assets	100.00%	$3,230,889,546

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Written Options

Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value

Call

GameStop Corporation Class A	Bank of America	(4,999)	$(3,499,300)	$7.00	10-16-2020	$(1,624,675)

GameStop Corporation Class A	Bank of America	(1,000)	(1,000,000)	10.00	10-16-2020	(99,500)

Owens & Minor Incorporated	Bank of America	(996)	(2,490,000)	25.00	10-16-2020	(164,340)

Put

Atkore International Incorporated	Bank of America	150	337,500	22.50	10-16-2020	(19,125)

BJ’s Wholesale Club Holdings Incorporated	Bank of America	1,000	4,000,000	40.00	10-16-2020	(67,500)

Brooks Automation Incorporated	Bank of America	500	2,250,000	45.00	10-16-2020	(57,500)

Euronet Worldwide Incorporated	Bank of America	1,000	8,500,000	85.00	10-16-2020	(157,500)

Innospec Incorporated	Bank of America	1,000	6,500,000	65.00	10-16-2020	(290,000)

Neenah Incorporated	Bank of America	1,000	4,000,000	40.00	10-16-2020	(492,500)

nVent Electric plc	Bank of America	1,000	1,750,000	17.50	11-20-2020	(95,000)

Owens & Minor Incorporated	Bank of America	1,000	2,000,000	20.00	10-16-2020	(25,000)

Premier Incorporated Class A	Bank of America	1,000	3,000,000	30.00	10-16-2020	(52,500)

Progressive Software Corporation	Bank of America	2,000	7,000,000	35.00	11-20-2020	(260,000)

Varex Imaging Corporation	Bank of America	500	625,000	12.50	11-20-2020	(58,500)

						$(3,463,640)

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—September 30, 2020 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities		Value, end of period		% of net assets
Common Stocks
Communication Services
Media
A.H. Belo Corporation Class A	$3,460,965	$0	$0	$0	$(623,779)	$241,463		$2,837,186
Consumer Discretionary
Hotels, Restaurants & Leisure
Denny’s Corporation †	28,951,496	9,217,264	(4,388,324)	(3,298,210)	13,261,454	0		43,743,680
Dine Brands Global Incorporated *	27,527,121	2,720,712	(14,751,536)	(6,530,380)	29,492,847	899,918		38,458,764
Textiles, Apparel & Luxury Goods
Delta Apparel Incorporated †	5,828,580	0	0	0	2,150,024	0		7,978,604
Consumer Staples
Household Products
Central Garden & Pet Company †	21,984,105	0	(1,083,329)	(86,784)	10,024,825	0		30,838,817
Financials
Capital Markets
Glassbridge Enterprises Incorporated †	76,365	0	0	0	15,255	0		91,620
Westwood Holdings Group Incorporated	7,999,328	30,304	0	0	(3,140,475)	187,860		4,889,157
Industrials
Building Products
CSW Industrials Incorporated	53,025,835	5,241,928	(3,081,421)	402,183	10,622,836	234,037		66,211,361
Quanex Building Products Corporation	17,678,576	2,788,277	0	0	15,631,955	304,154		36,098,808
Commercial Services & Supplies
Viad Corporation	16,011,454	5,907,321	0	0	598,247	71,409		22,517,022
Machinery
Douglas Dynamics Incorporated	29,170,293	14,377,765	(2,143,909)	(403,892)	(831,844)	538,252		40,168,413
Mueller Industries Incorporated	60,962,205	9,017,662	0	0	8,620,151	554,664		78,600,018
Materials
Paper and Forest Products
Neenah Incorporated	48,908,342	7,144,776	0	0	(7,688,303)	1,165,916		48,364,815

								420,798,265		13.02%

Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,657,880	36,995,690	(25,983,960)	687	(270)	2,240	**	17,670,027
Wells Fargo Government Money Market Fund Select Class	66,773,903	440,381,599	(465,399,896)	0	0	44,146		41,755,606

								59,425,633		1.84

				$(9,916,396)	$78,132,923 #	$4,244,059		$480,223,898	#	14.86%

†	Non-income-earning security

*	No longer an affiliate of the Fund at the end of the period

**	Amount shown represents income before fees and rebates.

#	Amount may differ from the value reported on the respective financial statement due to securities that were not deemed affiliates of the Fund either at the beginning or end of the period.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  15

Statement of assets and liabilities—September 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities (including $16,833,846 of securities loaned), at value (cost $2,958,327,013)	$2,764,772,576
Investments in affiliated securities, at value (cost $489,185,549)	441,765,134
Cash segregated for written options	39,962,500
Receivable for investments sold	22,181,444
Receivable for Fund shares sold	10,042,185
Receivable for dividends	5,466,472
Receivable for securities lending income, net	17,268
Prepaid expenses and other assets	181,974

Total assets	3,284,389,553

Liabilities
Payable upon receipt of securities loaned	17,670,027
Payable for investments purchased	20,200,474
Payable for Fund shares redeemed	5,241,807
Overdraft due to custodian bank	3,301,736
Written options, at value (premiums received $1,891,577)	3,463,640
Management fee payable	2,153,151
Administration fees payable	319,253
Distribution fees payable	8,436
Trustees’ fees and expenses payable	2,643
Accrued expenses and other liabilities	1,138,840

Total liabilities	53,500,007

Total net assets	$3,230,889,546

Net assets consist of
Paid-in capital	$3,517,931,928
Total distributable loss	(287,042,382)

Total net assets	$3,230,889,546

Computation of net asset value and offering price per share
Net assets – Class A	$501,052,876
Shares outstanding – Class A1	18,022,353
Net asset value per share – Class A	$27.80
Maximum offering price per share – Class A2	$29.50
Net assets – Class C	$11,278,529
Shares outstanding – Class C1	453,431
Net asset value per share – Class C	$24.87
Net assets – Class R	$5,278,547
Shares outstanding – Class R1	187,369
Net asset value per share – Class R	$28.17
Net assets – Class R6	$798,583,561
Shares outstanding – Class R6[1]	27,939,153
Net asset value per share – Class R6	$28.58
Net assets – Administrator Class	$108,053,605
Shares outstanding – Administrator Class[1]	3,787,023
Net asset value per share – Administrator Class	$28.53
Net assets – Institutional Class	$1,806,642,428
Shares outstanding – Institutional Class[1]	63,215,954
Net asset value per share – Institutional Class	$28.58

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Special Small Cap Value Fund

Statement of operations—six months ended September 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $41,873)	$27,250,457
Income from affiliated securities	4,261,327

Total investment income	31,511,784

Expenses
Management fee	12,328,986
Administration fees
Class A	472,417
Class C	12,667
Class R	6,024
Class R6	107,316
Administrator Class	72,975
Institutional Class	1,155,731
Shareholder servicing fees
Class A	560,015
Class C	14,966
Class R	7,144
Administrator Class	138,835
Distribution fees
Class C	44,891
Class R	7,119
Custody and accounting fees	60,163
Professional fees	24,848
Registration fees	62,130
Shareholder report expenses	113,116
Trustees’ fees and expenses	9,776
Other fees and expenses	33,840

Total expenses	15,232,959
Less: Fee waivers and/or expense reimbursements
Fund-level	(52,898)
Class A	(631)
Class C	(1)
Administrator Class	(1,430)
Institutional Class	(52,898)

Net expenses	15,125,101

Net investment income	16,386,683

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	2,331,436
Affiliated securities	(9,916,396)
Written options	4,449,250

Net realized losses on investments	(3,135,710)

Net change in unrealized gains (losses) on
Unaffiliated securities	426,295,175
Affiliated securities	56,615,102
Written options	(1,572,063)

Net change in unrealized gains (losses) on investments	481,338,214

Net realized and unrealized gains (losses) on investments	478,202,504

Net increase in net assets resulting from operations	$494,589,187

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  17

Statement of changes in net assets

	Six months ended September 30, 2020 (unaudited)		Year ended March 31, 2020

Operations
Net investment income		$16,386,683		$33,294,686
Net realized losses on investments		(3,135,710)		(29,117,298)
Net change in unrealized gains (losses) on investments		481,338,214		(864,980,003)

Net increase (decrease) in net assets resulting from operations		494,589,187		(860,802,615)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(9,432,361)
Class C		0		(189,721)
Class R		0		(105,231)
Class R6		0		(14,944,792)
Administrator Class		0		(2,900,116)
Institutional Class		0		(42,284,810)

Total distributions to shareholders		0		(69,857,031)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,879,676	105,678,808	3,993,891	126,764,233
Class C	4,175	99,611	14,309	410,897
Class R	35,895	996,062	105,504	3,331,686
Class R6	8,141,315	228,517,300	12,282,599	409,146,441
Administrator Class	535,931	14,546,568	950,962	30,825,292
Institutional Class	17,449,481	475,393,937	37,766,400	1,218,872,323

		825,232,286		1,789,350,872

Reinvestment of distributions
Class A	0	0	245,514	8,523,533
Class C	0	0	5,647	174,030
Class R	0	0	2,978	104,729
Class R6	0	0	363,920	12,981,573
Administrator Class	0	0	80,270	2,859,904
Institutional Class	0	0	941,495	33,591,380

		0		58,235,149

Payment for shares redeemed
Class A	(2,146,461)	(57,528,972)	(4,543,391)	(146,758,224)
Class C	(94,765)	(2,266,907)	(329,922)	(9,451,149)
Class R	(67,988)	(1,899,291)	(95,708)	(3,223,069)
Class R6	(4,392,135)	(120,224,524)	(4,383,465)	(144,270,795)
Administrator Class	(1,136,405)	(30,741,350)	(1,570,212)	(51,008,335)
Institutional Class	(15,276,011)	(425,176,676)	(19,400,901)	(608,738,214)

		(637,837,720)		(963,449,786)

Net increase in net assets resulting from capital share transactions		187,394,566		884,136,235

Total increase (decrease) in net assets		681,983,753		(46,523,411)

Net assets
Beginning of period		2,548,905,793		2,595,429,204

End of period		$3,230,889,546		$2,548,905,793

The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$23.39	$31.74	$34.42	$33.15	$27.40	$29.27
Net investment income	0.11 [1]	0.25	0.22	0.24	0.35 [1]	0.20
Net realized and unrealized gains (losses) on investments	4.30	(8.01)	(0.69)	2.89	6.15	(1.46)

Total from investment operations	4.41	(7.76)	(0.47)	3.13	6.50	(1.26)
Distributions to shareholders from
Net investment income	0.00	(0.28)	(0.15)	(0.32)	(0.18)	(0.19)
Net realized gains	0.00	(0.31)	(2.06)	(1.54)	(0.57)	(0.42)

Total distributions to shareholders	0.00	(0.59)	(2.21)	(1.86)	(0.75)	(0.61)
Net asset value, end of period	$27.80	$23.39	$31.74	$34.42	$33.15	$27.40
Total return[2]	18.91%	(25.08)%	(0.87)%	9.42%	23.69%	(4.21)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.27%	1.29%	1.31%	1.32%	1.36%
Net expenses	1.28%	1.27%	1.29%	1.31%	1.32%	1.34%
Net investment income	0.78%	0.75%	0.67%	0.66%	1.14%	0.73%
Supplemental data
Portfolio turnover rate	24%	39%	32%	41%	51%	46%
Net assets, end of period (000s omitted)	$501,053	$381,058	$526,656	$539,499	$575,269	$417,161

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.99	$28.49	$31.21	$30.19	$25.05	$26.81
Net investment income (loss)	(0.00)[1,2]	(0.01)[1]	(0.05)[1]	(0.03)[1]	0.12 [1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	3.88	(7.18)	(0.61)	2.64	5.59	(1.31)

Total from investment operations	3.88	(7.19)	(0.66)	2.61	5.71	(1.34)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.05)	0.00	0.00
Net realized gains	0.00	(0.31)	(2.06)	(1.54)	(0.57)	(0.42)

Total distributions to shareholders	0.00	(0.31)	(2.06)	(1.59)	(0.57)	(0.42)
Net asset value, end of period	$24.87	$20.99	$28.49	$31.21	$30.19	$25.05
Total return[3]	18.54%	(25.65)%	(1.63)%	8.60%	22.75%	(4.93)%
Ratios to average net assets (annualized)
Gross expenses	2.02%	2.02%	2.04%	2.06%	2.07%	2.11%
Net expenses	2.02%	2.02%	2.04%	2.06%	2.07%	2.09%
Net investment income (loss)	(0.00)%	(0.04)%	(0.13)%	(0.10)%	0.42%	(0.02)%
Supplemental data
Portfolio turnover rate	24%	39%	32%	41%	51%	46%
Net assets, end of period (000s omitted)	$11,279	$11,419	$24,334	$53,145	$60,309	$40,512

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS R		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$23.73	$32.20	$34.94	$33.73	$27.97	$26.72
Net investment income	0.07 [2]	0.16	0.18	0.17	0.63 [2]	0.08 [2]
Net realized and unrealized gains (losses) on investments	4.37	(8.12)	(0.74)	2.92	5.94	1.87

Total from investment operations	4.44	(7.96)	(0.56)	3.09	6.57	1.95
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.12)	(0.34)	(0.24)	(0.28)
Net realized gains	0.00	(0.31)	(2.06)	(1.54)	(0.57)	(0.42)

Total distributions to shareholders	0.00	(0.51)	(2.18)	(1.88)	(0.81)	(0.70)
Net asset value, end of period	$28.17	$23.73	$32.20	$34.94	$33.73	$27.97
Total return[3]	18.76%	(25.29)%	(1.11)%	9.13%	23.47%	7.40%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.52%	1.55%	1.57%	1.56%	1.59%
Net expenses	1.53%	1.52%	1.55%	1.56%	1.56%	1.58%
Net investment income	0.48%	0.46%	0.47%	0.43%	1.86%	0.56%
Supplemental data
Portfolio turnover rate	24%	39%	32%	41%	51%	46%
Net assets, end of period (000s omitted)	$5,279	$5,209	$6,656	$4,631	$785	$27

[1]	For the period from September 30, 2015 (commencement of class operations) to March 31, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS R6		2020	2019	2018	2017	2016
Net asset value, beginning of period	$24.00	$32.55	$35.25	$33.93	$28.01	$29.91
Net investment income	0.17 [1]	0.37	0.38	0.38 [1]	0.61 [1]	0.39
Net realized and unrealized gains (losses) on investments	4.41	(8.17)	(0.72)	2.97	6.18	(1.54)

Total from investment operations	4.58	(7.80)	(0.34)	3.35	6.79	(1.15)
Distributions to shareholders from
Net investment income	0.00	(0.44)	(0.30)	(0.49)	(0.30)	(0.33)
Net realized gains	0.00	(0.31)	(2.06)	(1.54)	(0.57)	(0.42)

Total distributions to shareholders	0.00	(0.75)	(2.36)	(2.03)	(0.87)	(0.75)
Net asset value, end of period	$28.58	$24.00	$32.55	$35.25	$33.93	$28.01
Total return[2]	19.18%	(24.78)%	(0.42)%	9.85%	24.22%	(3.74)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.84%	0.86%	0.88%	0.89%	0.93%
Net expenses	0.85%	0.84%	0.86%	0.88%	0.89%	0.89%
Net investment income	1.21%	1.12%	1.16%	1.10%	1.87%	1.56%
Supplemental data
Portfolio turnover rate	24%	39%	32%	41%	51%	46%
Net assets, end of period (000s omitted)	$798,584	$580,535	$518,377	$254,801	$176,362	$36,344

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Special Small Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$24.00	$32.55	$35.22	$33.90	$28.02	$29.94
Net investment income	0.11 [1]	0.26 [1]	0.27 [1]	0.27 [1]	0.44 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	4.42	(8.18)	(0.71)	2.97	6.24	(1.49)

Total from investment operations	4.53	(7.92)	(0.44)	3.24	6.68	(1.23)
Distributions to shareholders from
Net investment income	0.00	(0.32)	(0.17)	(0.38)	(0.23)	(0.27)
Net realized gains	0.00	(0.31)	(2.06)	(1.54)	(0.57)	(0.42)

Total distributions to shareholders	0.00	(0.63)	(2.23)	(1.92)	(0.80)	(0.69)
Net asset value, end of period	$28.53	$24.00	$32.55	$35.22	$33.90	$28.02
Total return[2]	18.97%	(25.03)%	(0.77)%	9.52%	23.82%	(4.01)%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.19%	1.21%	1.23%	1.24%	1.26%
Net expenses	1.20%	1.19%	1.20%	1.20%	1.20%	1.17%
Net investment income	0.83%	0.79%	0.74%	0.76%	1.36%	0.95%
Supplemental data
Portfolio turnover rate	24%	39%	32%	41%	51%	46%
Net assets, end of period (000s omitted)	$108,054	$105,286	$160,369	$229,992	$199,262	$95,030

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Special Small Cap Value Fund  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$24.01	$32.56	$35.27	$33.94	$28.03	$29.93
Net investment income	0.15	0.31	0.33	0.33	0.60 [1]	0.30
Net realized and unrealized gains (losses) on investments	4.42	(8.14)	(0.70)	3.01	6.17	(1.46)

Total from investment operations	4.57	(7.83)	(0.37)	3.34	6.77	(1.16)
Distributions to shareholders from
Net investment income	0.00	(0.41)	(0.28)	(0.47)	(0.29)	(0.32)
Net realized gains	0.00	(0.31)	(2.06)	(1.54)	(0.57)	(0.42)

Total distributions to shareholders	0.00	(0.72)	(2.34)	(2.01)	(0.86)	(0.74)
Net asset value, end of period	$28.58	$24.01	$32.56	$35.27	$33.94	$28.03
Total return[2]	19.13%	(24.85)%	(0.53)%	9.82%	24.13%	(3.79)%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.94%	0.96%	0.98%	0.99%	1.01%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	1.10%	1.07%	1.04%	1.02%	1.86%	1.17%
Supplemental data
Portfolio turnover rate	24%	39%	32%	41%	51%	46%
Net assets, end of period (000s omitted)	$1,806,642	$1,465,398	$1,359,038	$1,196,501	$921,732	$256,190

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Special Small Cap Value Fund

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Special Small Cap Value Fund  |  25

Notes to financial statements (unaudited)

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Options

The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2020, the aggregate cost of all investments for federal income tax purposes was $3,522,527,291 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$338,721,852

Gross unrealized losses	(654,711,433)

Net unrealized losses	$(315,989,581)

26  |  Wells Fargo Special Small Cap Value Fund

Notes to financial statements (unaudited)

As of March 31, 2020, the Fund had current year net deferred post-October capital losses consisting of $18,930,438 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$4,895,795	$0	$0	$4,895,795

Consumer discretionary	232,563,513	0	0	232,563,513

Consumer staples	435,131,688	0	0	435,131,688

Energy	45,294,500	0	0	45,294,500

Financials	660,610,131	91,620	0	660,701,751

Health care	115,202,126	0	0	115,202,126

Industrials	777,431,404	0	0	777,431,404

Information technology	156,170,229	0	0	156,170,229

Materials	529,504,485	0	0	529,504,485

Real estate	41,872,738	0	0	41,872,738

Utilities	139,019,489	0	0	139,019,489

Exchange-traded funds	5,894,237	0	0	5,894,237

Preferred stocks

Industrials	2,150,320	0	0	2,150,320

Warrants

Financials	0	1,279,802	0	1,279,802

Short-term investments

Investment companies	59,425,633	0	0	59,425,633

Total assets	$3,205,166,288	$1,371,422	$0	$3,206,537,710

Liabilities

Written options	$0	$3,463,640	$0	$3,463,640

Total liabilities	$0	$3,463,640	$0	$3,463,640

Wells Fargo Special Small Cap Value Fund  |  27

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.850%

Next $500 million	0.825

Next $1 billion	0.800

Next $1 billion	0.775

Next $1 billion	0.750

Next $1 billion	0.730

Next $5 billion	0.720

Over $10 billion	0.710

For the six months ended September 30, 2020, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R6	0.03

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.31% for Class A shares, 2.06% for Class C shares, 1.56% for Class R shares, 0.89% for Class R6 shares, 1.20% for Administrator Class shares, and 0.94% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

28  |  Wells Fargo Special Small Cap Value Fund

Notes to financial statements (unaudited)

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2020, Funds Distributor received $1,078 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2020 were $983,099,148 and $717,450,747, respectively.

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2020, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Counterparty	Value of securities on loan	Collateral received[1]	Net amount

Bank of America Securities Inc.	$1,954,700	$(1,954,700)	$0

Barclays Capital Inc.	2,885,578	(2,885,578)	0

BNP Paribas Securities Corp.	5,707,771	(5,707,771)	0

Citigroup Global Markets Inc.	132,518	(132,518)	0

Deutsche Bank Securities Inc.	131,480	(131,480)	0

JPMorgan Securities LLC	3,067,102	(3,067,102)	0

Morgan Stanley & Co. LLC	2,398,329	(2,398,329)	0

Scotia Capital (USA) Inc.	556,368	(556,368)	0

[1]	Collateral received within this table is limited to the collateral for the net transaction with the counterparty.

Wells Fargo Special Small Cap Value Fund  |  29

Notes to financial statements (unaudited)

7. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2020, the Fund entered into written options for hedging purposes. The Fund had an average of 4,297 written option contracts during the six months ended September 30, 2020.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

8. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2020, there were no borrowings by the Fund under the agreement.

9. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. As of the end of the period, the Fund concentrated its portfolio in investments related to the industrial sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

10. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

12. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

30  |  Wells Fargo Special Small Cap Value Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Special Small Cap Value Fund  |  31

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

32  |  Wells Fargo Special Small Cap Value Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Special Small Cap Value Fund  |  33

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

34  |  Wells Fargo Special Small Cap Value Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Special Small Cap Value Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Special Small Cap Value Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Special Small Cap Value Fund  |  35

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000® Value Index, for all periods ended December 31, 2019. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Russell 2000® Value Index, for all periods ended March 31, 2020.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher the sum of these average rates for the Fund’s expense Groups for Class R, Class A and the Administrator Class, and in range of the sum of these average rates for the Fund’s expense Groups for the Institutional Class and Class R6. The Board noted that the Fund’s expense ratio caps, including the expense ratio caps for Class R, Class A and the Administrator Class, would be maintained..

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

36  |  Wells Fargo Special Small Cap Value Fund

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Special Small Cap Value Fund  |  37

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

38  |  Wells Fargo Special Small Cap Value Fund

Appendix I (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.
CDSC Waivers on A and C Shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Wells Fargo Special Small Cap Value Fund  |  39

Appendix II (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.
Front-end load Discounts Available at Baird: Breakpoint and/or Rights of Accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.

40  |  Wells Fargo Special Small Cap Value Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-1120-00574 11-20

SA246/SAR246 09-20

Semi-Annual Report

September 30, 2020

Wells Fargo Precious Metals Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Precious Metals Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Precious Metals Fund for the six-month period that ended September 30, 2020. Global stock markets experienced unprecedented volatility in response to drastic government measures to stop the spread of COVID-19 at the expense of short-term economic output. However, financial markets rebounded from April on to more than offset earlier losses as central banks bolstered capital markets and confidence. Stocks rallied broadly with U.S. equities leading the way while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 31.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.38%. The MSCI EM Index (Net)3 gained a robust 29.37%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.53%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 7.66%, the Bloomberg Barclays Municipal Bond Index6 had a 3.99% return, and the ICE BofA U.S. High Yield Index7 gained 14.76%.

Concerns about COVID-19 took over the market.

As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index (PMI), a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a COVID-19 vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. PMIs continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Precious Metals Fund

Letter to shareholders (unaudited)

corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of COVID-19 and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits that expired at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. At month-end, numerous states reported increases in COVID-19 cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of COVID-19 infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash PMIs for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

Stocks grew more volatile in September on mixed economic data. U.S. PMIs showed solid growth in economic activity in both manufacturing and services. However, six months after the bottom fell out of the labor market in the early spring, only half of the 22 million jobs lost had returned. The U.S. unemployment rate fell to 7.9% in September, the fifth straight month of improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. Meanwhile, a reported 2.3 million people have given up looking for work. With U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand and China’s service sector had its strongest PMI reading in seven years.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Wells Fargo Precious Metals Fund  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Precious Metals Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA®‡

Oleg Makhorine

Average annual total returns (%) as of September 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (EKWAX)	1-20-1998	37.28	19.48	-2.95	45.65	20.90	-2.38	1.20	1.09

Class C (EKWCX)	1-29-1998	43.57	19.99	-3.10	44.57	19.99	-3.10	1.95	1.84

Administrator Class (EKWDX)	7-30-2010	–	–	–	45.88	21.07	-2.23	1.12	0.95

Institutional Class (EKWYX)	2-29-2000	–	–	–	46.09	21.24	-2.07	0.87	0.79

FTSE Gold Mines Index[3]	–	–	–	–	49.99	26.52	-2.17	–	–

S&P 500 Index[4]	–	–	–	–	15.15	14.15	13.74	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in precious metals related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Funds that concentrate their investments in limited sectors, much as gold-related investments, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, geographic risk, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Precious Metals Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2020[7]

Barrick Gold Corporation	7.95

Kinross Gold Corporation	7.50

Newmont Corporation	7.30

Kirkland Lake Gold Limited	6.58

Wheaton Precious Metals Corporation - U.S. Exchange Traded Shares	4.74

Franco-Nevada Corporation - Legend Shares	3.89

Gold Fields Limited ADR	3.79

Newcrest Mining Limited	3.38

Northern Star Resources Limited	3.15

AngloGold Ashanti Limited ADR	3.09

Country allocation as of September 30, 2020[8]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through July 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.09% for Class A, 1.84% for Class C, 0.95% for Administrator Class, and 0.79% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

[4]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Precious Metals Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2020	Ending account value 9-30-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,662.89	$7.28	1.09%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%

Class C

Actual	$1,000.00	$1,656.95	$12.26	1.84%

Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%

Administrator Class

Actual	$1,000.00	$1,664.33	$6.35	0.95%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%

Institutional Class

Actual	$1,000.00	$1,665.18	$5.28	0.79%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%

[1]

Consolidated expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8  |  Wells Fargo Precious Metals Fund

Consolidated portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 94.45%

Australia: 10.37%
Bellevue Gold Limited (Materials, Metals & Mining) †	4,500,000	$3,327,009
Evolution Mining Limited (Materials, Metals & Mining)	2,350,000	9,816,966
Newcrest Mining Limited (Materials, Metals & Mining)	702,294	15,925,149
Northern Star Resources Limited (Materials, Metals & Mining)	1,497,222	14,836,032
Saracen Mineral Holdings Limited (Materials, Metals & Mining) †	1,300,000	4,887,042

		48,792,198

Canada: 65.50%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	100,370	7,996,886
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	2,786,350
Agnico-Eagle Mines Limited-U.S. Exchanged Traded Shares (Materials, Metals & Mining)	156,164	12,432,216
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,173,980	10,341,921
B2Gold Corporation (Materials, Metals & Mining)	3,550,000	23,114,791
Barrick Gold Corporation (Materials, Metals & Mining)	1,331,723	37,434,734
Centerra Gold Incorporated (Materials, Metals & Mining)	525,000	6,107,356
Centerra Gold Incorporated-Legend Shares (Materials, Metals & Mining) 144A	250,000	2,908,265
Endeavour Mining Corporation (Materials, Metals & Mining) †	425,000	10,580,714
Fortuna Silver Mines Incorporated (Materials, Metals & Mining) †	750,000	4,770,756
Franco-Nevada Corporation-Legend Shares (Materials, Metals & Mining) 144A	130,948	18,298,595
Kinross Gold Corporation (Materials, Metals & Mining) †	4,000,553	35,302,090
Kirkland Lake Gold Limited (Materials, Metals & Mining)	634,094	30,953,483
Lundin Gold Incorporated (Materials, Metals & Mining) †	660,000	5,997,522
MAG Silver Corporation (Materials, Metals & Mining) †	750,000	12,194,435
MAG Silver Corporation-Legend Shares (Materials, Metals & Mining)	100,000	1,625,925
Orla Mining Limited (Materials, Metals & Mining) †	400,000	1,571,101
Pan American Silver Corporation (Materials, Metals & Mining)	420,000	13,503,000
Pretium Resources Incorporated (Materials, Metals & Mining) †	250,000	3,199,279
SilverCrest Metals Incorporated (Materials, Metals & Mining) †	600,000	5,087,304
SSR Mining Incorporated (Materials, Metals & Mining) †	363,552	6,784,775
SSR Mining Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining) †	400,000	7,468,000
Teranga Gold Corporation (Materials, Metals & Mining) †	400,000	4,217,641
Torex Gold Resources Incorporated (Materials, Metals & Mining) †	445,000	6,292,929
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining)	185,000	2,616,162
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) 144A	266,250	3,765,152
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	12,950	635,367
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	455,000	22,326,850
Yamana Gold Incorporated (Materials, Metals & Mining)	1,400,000	7,959,145

		308,272,744

South Africa: 6.87%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	550,591	14,524,591
Gold Fields Limited ADR (Materials, Metals & Mining)	1,450,000	17,820,500

		32,345,091

United Kingdom: 0.82%
Fresnillo plc (Materials, Metals & Mining)	250,000	3,861,497

United States: 10.89%
Newmont Corporation (Materials, Metals & Mining)	541,802	34,377,337
Newmont Goldcorp Corporation-Toronto Exchange Traded Shares (Materials, Metals & Mining)	131,348	8,378,731
Royal Gold Incorporated (Materials, Metals & Mining)	70,436	8,464,294

		51,220,362

Total Common Stocks (Cost $211,921,217)		444,491,892

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  9

Consolidated portfolio of investments—September 30, 2020 (unaudited)

Security name		Troy Ounces	Value
Commodities: 3.08%
Gold Bullion **		4,277	$14,508,165

Total Commodities (Cost $4,532,552)			14,508,165

	Yield	Shares
Short-Term Investments: 1.76%

Investment Companies: 1.76%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.05%	8,283,968	8,283,968

Total Short-Term Investments (Cost $8,283,968)			8,283,968

Total investments in securities (Cost $224,737,737)	99.29%	467,284,025

Other assets and liabilities, net	0.71	3,348,627

Total net assets	100.00%	$470,632,652

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
**	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Institutional Class	$8,534,060	$55,661,477	$(55,911,569)	$0	$0	$6,011	$8,283,968	1.76%

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Precious Metals Fund

Consolidated statement of assets and liabilities—September 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $211,921,217)	$444,491,892
Investments in commodities, at value (cost $4,532,552)	14,508,165
Investments in affiliated securities, at value (cost $8,283,968)	8,283,968
Cash	103,677
Foreign currency, at value (cost $784,862)	785,593
Receivable for investments sold	4,954,109
Receivable for Fund shares sold	992,787
Receivable for dividends	102,221
Prepaid expenses and other assets	45,705

Total assets	474,268,117

Liabilities
Payable for investments purchased	2,397,030
Payable for Fund shares redeemed	692,215
Management fee payable	234,723
Administration fees payable	70,658
Distribution fee payable	10,980
Trustees’ fees and expenses payable	2,038
Accrued expenses and other liabilities	227,821

Total liabilities	3,635,465

Total net assets	$470,632,652

Net assets consist of
Paid-in capital	$392,641,134
Total distributable earnings	77,991,518

Total net assets	$470,632,652

Computation of net asset value and offering price per share
Net assets – Class A	$250,707,301
Shares outstanding – Class A1	4,270,838
Net asset value per share – Class A	$58.70
Maximum offering price per share – Class A2	$62.28
Net assets – Class C	$17,120,057
Shares outstanding – Class C1	334,723
Net asset value per share – Class C	$51.15
Net assets – Administrator Class	$14,755,044
Shares outstanding – Administrator Class[1]	248,628
Net asset value per share – Administrator Class	$59.35
Net assets – Institutional Class	$188,050,250
Shares outstanding – Institutional Class[1]	3,140,279
Net asset value per share – Institutional Class	$59.88

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  11

Consolidated statement of operations—six months ended September 30, 2020 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $180,554)	$1,956,564
Income from affiliated securities	6,011

Total investment income	1,962,575

Expenses
Management fee	1,414,950
Administration fees
Class A	242,749
Class C	17,938
Administrator Class	8,866
Institutional Class	112,846
Shareholder servicing fees
Class A	287,979
Class C	21,266
Administrator Class	17,005
Distribution fee
Class C	63,740
Custody and accounting fees	18,642
Professional fees	29,033
Registration fees	34,847
Shareholder report expenses	31,156
Trustees’ fees and expenses	9,776
Transfer agent fees	4,987
Other fees and expenses	11,977

Total expenses	2,327,757
Less: Fee waivers and/or expense reimbursements
Fund-level	(119,470)
Class A	(35,152)
Class C	(2,121)
Administrator Class	(4,896)

Net expenses	2,166,118

Net investment loss	(203,543)

Realized and unrealized gains (losses) on investments
Net realized gains on investments	15,022,348

Net change in unrealized gains (losses) on
Unaffiliated securities	164,537,143
Commodities	2,380,911

Net change in unrealized gains (losses) on investments	166,918,054

Net realized and unrealized gains (losses) on investments	181,940,402

Net increase in net assets resulting from operations	$181,736,859

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Precious Metals Fund

Consolidated statement of changes in net assets

	Six months ended September 30, 2020 (unaudited)		Year ended March 31, 2020

Operations
Net investment loss		$(203,543)		$(4,109)
Net realized gains on investments		15,022,348		19,751,558
Net change in unrealized gains (losses) on investments		166,918,054		(11,681,216)

Net increase in net assets resulting from operations		181,736,859		8,066,233

Distributions to shareholders from net investment income and net realized gains
Class A		0		(201,509)
Administrator Class		0		(21,782)
Institutional Class		0		(467,271)

Total distributions to shareholders		0		(690,562)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	796,176	45,388,680	1,235,822	50,200,605
Class C	60,713	2,951,763	74,680	2,659,850
Administrator Class	44,070	2,307,744	38,004	1,577,864
Institutional Class	807,461	45,065,594	1,902,844	79,061,772

		95,713,781		133,500,091

Reinvestment of distributions
Class A	0	0	4,658	188,894
Administrator Class	0	0	518	21,226
Institutional Class	0	0	8,995	371,239

		0		581,359

Payment for shares redeemed
Class A	(689,965)	(37,783,455)	(1,873,744)	(73,583,351)
Class C	(109,286)	(5,370,279)	(190,365)	(6,607,315)
Administrator Class	(19,584)	(1,078,543)	(50,212)	(1,989,528)
Institutional Class	(668,029)	(37,340,207)	(1,671,738)	(65,806,860)

		(81,572,484)		(147,987,054)

Net increase (decrease) in net assets resulting from capital share transactions		14,141,297		(13,905,604)

Total increase (decrease) in net assets		195,878,156		(6,529,933)

Net assets
Beginning of period		274,754,496		281,284,429

End of period		$470,632,652		$274,754,496

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  13

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$35.30	$33.94	$32.80	$35.99	$32.73	$28.99
Net investment loss	(0.05)[1]	(0.03)[1]	(0.03)[1]	(0.11)[1]	(0.22)[1]	(0.05)
Net realized and unrealized gains (losses) on investments	23.45	1.44	1.17	(2.60)	3.85	3.79

Total from investment operations	23.40	1.41	1.14	(2.71)	3.63	3.74
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00	(0.48)	(0.37)	0.00
Net asset value, end of period	$58.70	$35.30	$33.94	$32.80	$35.99	$32.73
Total return[2]	66.29%	4.13%	3.48%	(7.56)%	11.24%	12.90%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.20%	1.22%	1.21%	1.20%	1.23%
Net expenses	1.09%	1.09%	1.09%	1.04%	1.09%	1.10%
Net investment loss	(0.19)%	(0.08)%	(0.11)%	(0.32)%	(0.57)%	(0.24)%
Supplemental data
Portfolio turnover rate[3]	12%	25%	19%	27%	21%	18%
Net assets, end of period (000s omitted)	$250,707	$147,020	$162,860	$177,859	$242,423	$236,310

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$30.87	$29.88	$29.09	$32.07	$29.10	$25.97
Net investment loss	(0.23)[1]	(0.29)[1]	(0.24)[1]	(0.33)[1]	(0.46)[1]	(0.24)[1]
Net realized and unrealized gains (losses) on investments	20.51	1.28	1.03	(2.30)	3.49	3.37

Total from investment operations	20.28	0.99	0.79	(2.63)	3.03	3.13
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.35)	(0.06)	0.00
Net asset value, end of period	$51.15	$30.87	$29.88	$29.09	$32.07	$29.10
Total return[2]	65.69%	3.31%	2.72%	(8.24)%	10.42%	12.05%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.95%	1.97%	1.96%	1.95%	1.99%
Net expenses	1.84%	1.84%	1.84%	1.79%	1.84%	1.85%
Net investment loss	(0.97)%	(0.83)%	(0.88)%	(1.07)%	(1.32)%	(0.99)%
Supplemental data
Portfolio turnover rate[3]	12%	25%	19%	27%	21%	18%
Net assets, end of period (000s omitted)	$17,120	$11,834	$14,908	$33,022	$48,710	$52,648

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  15

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$35.66	$34.29	$33.09	$36.27	$32.98	$29.17
Net investment income (loss)	(0.01)[1]	0.02 [1]	0.01 [1]	(0.09)[1]	(0.17)[1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	23.70	1.45	1.19	(2.59)	3.87	3.84

Total from investment operations	23.69	1.47	1.20	(2.68)	3.70	3.81
Distributions to shareholders from
Net investment income	0.00	(0.10)	0.00	(0.50)	(0.41)	0.00
Net asset value, end of period	$59.35	$35.66	$34.29	$33.09	$36.27	$32.98
Total return[2]	66.43%	4.24%	3.63%	(7.40)%	11.37%	13.06%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.12%	1.14%	1.15%	1.12%	1.13%
Net expenses	0.95%	0.95%	0.95%	0.91%	0.95%	0.96%
Net investment income (loss)	(0.05)%	0.06%	0.04%	(0.25)%	(0.44)%	(0.10)%
Supplemental data
Portfolio turnover rate[3]	12%	25%	19%	27%	21%	18%
Net assets, end of period (000s omitted)	$14,755	$7,994	$8,086	$9,148	$15,325	$16,114

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Precious Metals Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$35.96	$34.57	$33.30	$36.47	$33.21	$29.33
Net investment income (loss)	0.01	0.09 [1]	0.04	0.02	(0.09)[1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	23.91	1.46	1.23	(2.67)	3.85	3.86

Total from investment operations	23.92	1.55	1.27	(2.65)	3.76	3.88
Distributions to shareholders from
Net investment income	0.00	(0.16)	0.00	(0.52)	(0.50)	0.00
Net asset value, end of period	$59.88	$35.96	$34.57	$33.30	$36.47	$33.21
Total return[2]	66.52%	4.43%	3.81%	(7.27)%	11.49%	13.23%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.87%	0.89%	0.88%	0.88%	0.88%
Net expenses	0.79%	0.79%	0.79%	0.73%	0.79%	0.80%
Net investment income (loss)	0.11%	0.22%	0.21%	0.01%	(0.24)%	0.06%
Supplemental data
Portfolio turnover rate[3]	12%	25%	19%	27%	21%	18%
Net assets, end of period (000s omitted)	$188,050	$107,907	$95,431	$82,650	$89,680	$60,156

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate includes purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Precious Metals Fund  |  17

Consolidated notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

2. INVESTMENT IN SUBSIDIARY

The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly-owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2020, the Subsidiary held $14,508,165 in gold bullion representing 99.60% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2020, the Fund held $14,566,223 in the Subsidiary, representing 3.10% of the Fund’s net assets prior to consolidation.

The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of

Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2020 such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

18  |  Wells Fargo Precious Metals Fund

Consolidated notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the

Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2020, the aggregate cost of all investments for federal income tax purposes was $224,877,046 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$245,000,229

Gross unrealized losses	(2,593,250)

Net unrealized gains	$242,406,979

As of March 31, 2020, the Fund had capital loss carryforwards which consisted of $29,600,089 in short-term capital losses and $143,020,683 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo Precious Metals Fund  |  19

Consolidated notes to financial statements (unaudited)

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Australia	$0	$48,792,198	$0	$48,792,198

Canada	276,272,295	32,000,449	0	308,272,744

South Africa	32,345,091	0	0	32,345,091

United Kingdom	0	3,861,497	0	3,861,497

United States	51,220,362	0	0	51,220,362

Commodities	14,508,165	0	0	14,508,165

Short-term investments

Investment companies	8,283,968	0	0	8,283,968

Total assets	$382,629,881	$84,654,144	$0	$467,284,025

Additional sector, industry or geographic detail is included in the Consolidated Portfolio of Investments.

For the six months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

5. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.650%

Next $500 million	0.600

Next $1 billion	0.550

Next $2 billion	0.525

Next $1 billion	0.500

Next $5 billion	0.490

Over $10 billion	0.480

20  |  Wells Fargo Precious Metals Fund

Consolidated notes to financial statements (unaudited)

For the six months ended September 30, 2020, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

The Subsidiary has entered into a separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class C shares, 0.95% for Administrator Class shares and 0.79% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2020, Funds Distributor received $12,341 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the or six months ended September 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Wells Fargo Precious Metals Fund  |  21

Consolidated notes to financial statements (unaudited)

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2020 were $60,058,416 and $48,007,041, respectively. These amounts include purchase and sales transactions of the Subsidiary.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISKS

Concentration risks result from exposure to a limited number of sectors or geographic regions. As of the end of the period, the Fund concentrated its portfolio in investments related to precious metals and minerals with a geographic emphasis in Canada. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Wells Fargo Precious Metals Fund

Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended March 31, 2020. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions

$141,269	$0.0181	60.56%

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Precious Metals Fund  |  23

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24  |  Wells Fargo Precious Metals Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Precious Metals Fund  |  25

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

26  |  Wells Fargo Precious Metals Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Precious Metals Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Precious Metals Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Precious Metals Fund  |  27

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the one-, three- and ten-year periods ended December 31, 2019, and lower than the average investment performance of the Universe for the five-year period ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the FTSE Gold Mines Index, for the one-, three- and five-year periods ended December 31, 2019, and higher than its benchmark for the ten-year period ended December 31, 2019. The Board also noted that the investment performance of the Fund was lower than its benchmark index, the FTSE Gold Mines Index, for the one-, three- and five-year periods ended March 31, 2020, and higher than the average investment performance of the Universe for the ten-year period ended March 31, 2020.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28  |  Wells Fargo Precious Metals Fund

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Precious Metals Fund  |  29

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

30  |  Wells Fargo Precious Metals Fund

Appendix I (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.

CDSC Waivers on A and C Shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.

Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Wells Fargo Precious Metals Fund  |  31

Appendix II (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k)plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.

Front-end load Discounts Available at Baird: Breakpoint and/or Rights of Accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.

32  |  Wells Fargo Precious Metals Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-1020-00581 11-20

SA316/SAR316 09-20

Semi-Annual Report

September 30, 2020

Wells Fargo

Utility and Telecommunications Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2020, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Utility and Telecommunications Fund  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Utility and Telecommunications Fund for the six-month period that ended September 30, 2020. Global stock markets experienced unprecedented volatility in response to drastic government measures to stop the spread of COVID-19 at the expense of short-term economic output. However, financial markets rebounded from April on to more than offset earlier losses as central banks bolstered capital markets and confidence. Stocks rallied broadly with U.S. equities leading the way while bonds had more modest returns for the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 31.31% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 23.38%. The MSCI EM Index (Net)3 gained a robust 29.37%. Among bond investments, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 3.53%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 7.66%, the Bloomberg Barclays Municipal Bond Index6 had a 3.99% return, and the ICE BofA U.S. High Yield Index7 gained 14.76%.

Concerns about COVID-19 took over the market.

As the six-month period began in April, markets rebounded strongly from an earlier sharp sell-off, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index (PMI), a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

The equity market rebound continued in May, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a COVID-19 vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. PMIs continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Utility and Telecommunications Fund

Letter to shareholders (unaudited)

corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive leading technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of COVID-19 and the timing of an effective vaccine. There were hopeful signs as economies reopened, with U.S. and U.K. retail sales rebounding sharply in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits that expired at the end of July. However, unemployment remained historically high but eased from 14.7% in April to 11.1% in June. At month-end, numerous states reported increases in COVID-19 cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of COVID-19 cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank from the previous quarter by 9.5% and 12.1% in the U.S. and the eurozone, respectively. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and the eurozone. In Asia, while China’s manufacturing sector continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of COVID-19 infections.

The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July. U.S. stocks had strong monthly gains, led by the FAANG stocks—Facebook, Apple, Amazon, Netflix, and Google (Alphabet)—which dominate these indices and continued to rally. U.S. stocks generally surpassed other broadly positive global equity performance while fixed-income market monthly returns were broadly flat. Generally stronger-than-expected second-quarter earnings boosted investor sentiment along with the U.S. Federal Reserve’s announcement of a policy shift that will likely lead to longer-term low interest rates and supportive monetary policy. The U.S. flash PMIs for both manufacturing and services beat expectations while U.S. housing market indicators were strong. In Europe, retail sales expanded and consumer confidence remained steady. Overall, developed markets performed better than emerging market equities for the month of August as people took comfort in better-known equities in perceived safer markets.

Stocks grew more volatile in September on mixed economic data. U.S. PMIs showed solid growth in economic activity in both manufacturing and services. However, six months after the bottom fell out of the labor market in the early spring, only half of the 22 million jobs lost had returned. The U.S. unemployment rate fell to 7.9% in September, the fifth straight month of improvement but far higher than the 3.5% pre-COVID-19 rate. Only 661,000 jobs were added for the month, down from 1.5 million in August. Meanwhile, a reported 2.3 million people have given up looking for work. With U.S. Congress failing to pass further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks with the European Union weighed on markets. China’s economy picked up steam, however, with growth fueled by increased global demand and China’s service sector had its strongest PMI reading in seven years.

“The stock market continued to rally in August despite concerns over rising numbers of COVID-19 cases in the United States and several European countries, including France and Spain, as well as the expiration of the $600 weekly bonus unemployment benefit at the end of July.”

Wells Fargo Utility and Telecommunications Fund  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Notice to Shareholders

At a meeting held on August 10-12, 2020, the Board of Trustees of the Fund approved a change to the Fund’s automatic conversion feature for Class C shares in order to shorten the required holding period from 10 to 8 years. As a result, on a monthly basis beginning November 5, 2020, Class C shares will convert automatically into Class A shares 8 years after the initial date of purchase or, if you acquired your Class C shares through an exchange or conversion from another share class, 8 years after the date you acquired your Class C shares. When Class C shares that you acquired through a purchase or exchange convert, any other Class C shares that you purchased with reinvested dividends and distributions also will convert into Class A shares on a pro rata basis.

Please note that a shorter holding period may apply depending on your intermediary. Please see “Appendix A—Sales Charge Reductions and Waivers for Certain Intermediaries” in the Fund’s prospectus for further information.

4  |  Wells Fargo Utility and Telecommunications Fund

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Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kent Newcomb, CFA®‡

Jack Spudich, CFA®‡

Average annual total returns (%) as of September 30, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (EVUAX)	1-4-1994	-5.57	9.43	10.03	0.19	10.74	10.68	1.17	1.05

Class C (EVUCX)	9-2-1994	-1.57	9.90	9.86	-0.57	9.90	9.86	1.92	1.80

Administrator Class (EVUDX)	7-30-2010	–	–	–	0.32	10.94	10.90	1.09	0.92

Institutional Class (EVUYX)	2-28-1994	–	–	–	0.52	11.13	11.06	0.84	0.72

S&P 500 Utilities Index[3]	–	–	–	–	-4.97	10.33	10.68	–	–

S&P 500 Index[4]	–	–	–	–	15.15	14.15	13.74	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in utilities and telecommunication services stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunication services, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, highyield securities risk, smaller-company securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Utility and Telecommunications Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of September 30, 2020[5]

NextEra Energy Incorporated	11.35

Visa Incorporated Class A	5.90

Eversource Energy	5.77

American Water Works Company Incorporated	5.01

Comcast Corporation Class A	4.91

Dominion Energy Incorporated	4.42

Sempra Energy	4.08

American Electric Power Company Incorporated	4.01

CMS Energy Corporation	3.87

Alliant Energy Corporation	3.31

Industry allocation as of September 30, 2020[6]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through July 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.05% for Class A, 1.80% for Class C, 0.92% for Administrator Class, and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utilities sector of the S&P 500 Index. You cannot invest directly in an index.

[4]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[5]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Utility and Telecommunications Fund  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2020	Ending account value 9-30-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,113.27	$5.51	1.04%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%

Class C

Actual	$1,000.00	$1,109.43	$9.52	1.80%

Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	$9.10	1.80%

Administrator Class

Actual	$1,000.00	$1,114.31	$4.88	0.92%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.66	0.92%

Institutional Class

Actual	$1,000.00	$1,115.16	$3.82	0.72%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.46	$3.65	0.72%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Utility and Telecommunications Fund

Portfolio of investments—September 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 95.86%

Communication Services: 10.86%

Diversified Telecommunication Services: 3.31%
Verizon Communications Incorporated	235,998	$14,039,521

Media: 4.92%
Comcast Corporation Class A	450,200	20,826,252

Wireless Telecommunication Services: 2.63%
Shenandoah Telecommunications Company	250,810	11,144,742

Consumer Discretionary: 0.62%

Specialty Retail: 0.62%
The Home Depot Incorporated	9,418	2,615,473

Consumer Staples: 0.54%

Food & Staples Retailing: 0.54%
Walmart Incorporated	16,335	2,285,430

Energy: 0.44%

Oil, Gas & Consumable Fuels: 0.44%
Phillips 66	35,880	1,860,019

Financials: 0.46%

Banks: 0.46%
JPMorgan Chase & Company	20,461	1,969,780

Health Care: 1.15%

Biotechnology: 0.57%
Amgen Incorporated	9,458	2,403,845

Health Care Providers & Services: 0.58%
UnitedHealth Group Incorporated	7,915	2,467,660

Information Technology: 10.96%

Communications Equipment: 2.22%
Cisco Systems Incorporated	238,967	9,412,910

IT Services: 8.74%
MasterCard Incorporated Class A	35,630	12,048,997
Visa Incorporated Class A	125,000	24,996,250

		37,045,247

Real Estate: 0.51%

Equity REITs: 0.51%
American Tower Corporation	8,961	2,166,143

Utilities: 70.32%

Electric Utilities: 41.82%
Alliant Energy Corporation	271,976	14,047,559
American Electric Power Company	207,758	16,980,061
Duke Energy Corporation	134,571	11,917,608
Edison International	77,358	3,932,881
Entergy Corporation	75,950	7,483,354
Eversource Energy	292,607	24,447,315
Exelon Corporation	298,694	10,681,297
NextEra Energy Incorporated	173,353	48,115,859

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  9

Portfolio of investments—September 30, 2020 (unaudited)

		Shares	Value

Electric Utilities (continued)
Pinnacle West Capital Corporation		58,794	$4,383,093
PNM Resources Incorporated		296,027	12,234,796
The Southern Company		197,857	10,727,807
Xcel Energy Incorporated		177,798	12,269,840

			177,221,470

Gas Utilities: 1.29%
Atmos Energy Corporation		57,041	5,452,549

Multi-Utilities: 22.20%
Ameren Corporation		81,627	6,455,063
CenterPoint Energy Incorporated		93,050	1,800,518
CMS Energy Corporation		266,915	16,391,250
Dominion Energy Incorporated		237,235	18,724,959
DTE Energy Company		104,421	12,012,592
Public Service Enterprise Group Incorporated		200,000	10,982,000
Sempra Energy		145,950	17,274,642
WEC Energy Group Incorporated		107,691	10,435,258

			94,076,282

Water Utilities: 5.01%
American Water Works Company Incorporated		146,614	21,241,436

Total Common Stocks (Cost $229,207,788)			406,228,759

	Yield
Short-Term Investments: 4.15%

Investment Companies: 4.15%
Wells Fargo Government Money Market Fund Select Class (I)(u)	0.05%	17,592,946	17,592,946

Total Short-Term Investments (Cost $17,592,946)			17,592,946

Total investments in securities (Cost $246,800,734)	100.01%	423,821,705

Other assets and liabilities, net	(0.01)	(34,844)

Total net assets	100.00%	$423,786,861

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$9,586,236	$40,119,527	$(32,112,817)	$0	$0	$9,173	$17,592,946	4.15%

The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Utility and Telecommunications Fund

Statement of assets and liabilities—September 30, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $229,207,788)	$406,228,759
Investments in affiliated securities, at value (cost $17,592,946)	17,592,946
Receivable for Fund shares sold	172,000
Receivable for dividends	397,612
Prepaid expenses and other assets	31,566

Total assets	424,422,883

Liabilities
Payable for Fund shares redeemed	197,137
Management fee payable	185,044
Administration fees payable	68,766
Distribution fee payable	6,149
Shareholder report expenses payable	32,635
Shareholder servicing fees payable	74,138
Trustees’ fees and expenses payable	2,283
Accrued expenses and other liabilities	69,870

Total liabilities	636,022

Total net assets	$423,786,861

Net assets consist of
Paid-in capital	$200,552,426
Total distributable earnings	223,234,435

Total net assets	$423,786,861

Computation of net asset value and offering price per share
Net assets – Class A	$347,933,629
Shares outstanding – Class A1	15,601,697
Net asset value per share – Class A	$22.30
Maximum offering price per share – Class A2	$23.66
Net assets – Class C	$9,910,703
Shares outstanding – Class C1	442,823
Net asset value per share – Class C	$22.38
Net assets – Administrator Class	$2,651,108
Shares outstanding – Administrator Class[1]	118,683
Net asset value per share – Administrator Class	$22.34
Net assets – Institutional Class	$63,291,421
Shares outstanding – Institutional Class[1]	2,839,553
Net asset value per share – Institutional Class	$22.29

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  11

Statement of operations—six months ended September 30, 2020 (unaudited)

Investment income
Dividends	$5,576,284
Income from affiliated securities	9,173

Total investment income	5,585,457

Expenses
Management fee	1,350,206
Administration fees
Class A	360,985
Class C	10,878
Administrator Class	1,766
Institutional Class	38,074
Shareholder servicing fees
Class A	428,797
Class C	12,895
Administrator Class	3,396
Distribution fee
Class C	38,556
Custody and accounting fees	11,900
Professional fees	27,518
Registration fees	31,751
Shareholder report expenses	30,158
Trustees’ fees and expenses	9,776
Other fees and expenses	11,404

Total expenses	2,368,060
Less: Fee waivers and/or expense reimbursements
Fund-level	(231,426)
Class A	(23,620)
Class C	(4)
Administrator Class	(780)
Institutional Class	(2,490)

Net expenses	2,109,740

Net investment income	3,475,717

Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,883,697)
Net change in unrealized gains (losses) on investments	41,780,638

Net realized and unrealized gains (losses) on investments	39,896,941

Net increase in net assets resulting from operations	$43,372,658

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Utility and Telecommunications Fund

Statement of changes in net assets

	Six months ended September 30, 2020 (unaudited)		Year ended March 31, 2020

Operations
Net investment income		$3,475,717		$6,079,299
Net realized gains (losses) on investments		(1,883,697)		107,932,321
Net change in unrealized gains (losses) on investments		41,780,638		(112,272,968)

Net increase in net assets resulting from operations		43,372,658		1,738,652

Distributions to shareholders from net investment income and net realized gains
Class A		(2,660,725)		(59,011,968)
Class C		(37,513)		(2,071,360)
Administrator Class		(22,642)		(410,715)
Institutional Class		(576,534)		(7,898,292)

Total distributions to shareholders		(3,297,414)		(69,392,335)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	601,165	13,128,464	1,235,048	30,602,718
Class C	39,460	858,752	93,556	2,314,593
Administrator Class	22,053	473,785	71,896	1,729,978
Institutional Class	1,439,506	31,223,783	1,042,340	25,254,377

		45,684,784		59,901,666

Reinvestment of distributions
Class A	116,821	2,509,934	2,496,180	55,793,949
Class C	1,693	36,582	87,166	1,946,331
Administrator Class	1,040	22,363	17,987	404,412
Institutional Class	26,497	568,966	348,289	7,791,650

		3,137,845		65,936,342

Payment for shares redeemed
Class A	(927,602)	(20,302,687)	(1,981,491)	(47,385,438)
Class C	(105,574)	(2,300,847)	(488,785)	(12,192,401)
Administrator Class	(25,493)	(564,476)	(188,987)	(4,741,722)
Institutional Class	(900,666)	(19,753,553)	(883,133)	(21,243,556)

		(42,921,563)		(85,563,117)

Net increase in net assets resulting from capital share transactions		5,901,066		40,274,891

Total increase (decrease) in net assets		45,976,310		(27,378,792)

Net assets
Beginning of period		377,810,551		405,189,343

End of period		$423,786,861		$377,810,551

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.19	$24.03	$20.46	$20.01	$18.70	$18.23
Net investment income	0.18	0.34	0.32	0.34	0.35	0.31
Net realized and unrealized gains (losses) on investments	2.10	0.02	3.65	0.47	1.30	0.45

Total from investment operations	2.28	0.36	3.97	0.81	1.65	0.76
Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.34)	(0.36)	(0.34)	(0.29)
Net realized gains	0.00	(3.86)	(0.06)	0.00	0.00	0.00

Total distributions to shareholders	(0.17)	(4.20)	(0.40)	(0.36)	(0.34)	(0.29)
Net asset value, end of period	$22.30	$20.19	$24.03	$20.46	$20.01	$18.70
Total return[1]	11.33%	0.04%	19.59%	4.00%	8.87%	4.30%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.19%	1.17%	1.18%	1.20%
Net expenses	1.04%	1.09%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.64%	1.42%	1.47%	1.60%	1.79%	1.73%
Supplemental data
Portfolio turnover rate	3%	49%	10%	7%	22%	15%
Net assets, end of period (000s omitted)	$347,934	$319,200	$337,848	$287,047	$308,152	$315,238

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.25	$24.06	$20.47	$20.01	$18.70	$18.25
Net investment income	0.09 [1]	0.16 [1]	0.16 [1]	0.13	0.16	0.17 [1]
Net realized and unrealized gains (losses) on investments	2.12	0.01	3.63	0.52	1.34	0.45

Total from investment operations	2.21	0.17	3.79	0.65	1.50	0.62
Distributions to shareholders from
Net investment income	(0.08)	(0.12)	(0.14)	(0.19)	(0.19)	(0.17)
Net realized gains	0.00	(3.86)	(0.06)	0.00	0.00	0.00

Total distributions to shareholders	(0.08)	(3.98)	(0.20)	(0.19)	(0.19)	(0.17)
Net asset value, end of period	$22.38	$20.25	$24.06	$20.47	$20.01	$18.70
Total return[2]	10.94%	(0.73)%	18.65%	3.24%	8.04%	3.49%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.92%	1.94%	1.92%	1.93%	1.95%
Net expenses	1.80%	1.86%	1.89%	1.89%	1.89%	1.89%
Net investment income	0.87%	0.63%	0.74%	0.85%	1.02%	0.99%
Supplemental data
Portfolio turnover rate	3%	49%	10%	7%	22%	15%
Net assets, end of period (000s omitted)	$9,911	$10,274	$19,618	$41,729	$51,123	$57,431

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.22	$24.05	$20.48	$20.03	$18.72	$18.25
Net investment income	0.19	0.36	0.36	0.37	0.38	0.34
Net realized and unrealized gains (losses) on investments	2.11	0.04	3.65	0.48	1.30	0.45

Total from investment operations	2.30	0.40	4.01	0.85	1.68	0.79
Distributions to shareholders from
Net investment income	(0.18)	(0.37)	(0.38)	(0.40)	(0.37)	(0.32)
Net realized gains	0.00	(3.86)	(0.06)	0.00	0.00	0.00

Total distributions to shareholders	(0.18)	(4.23)	(0.44)	(0.40)	(0.37)	(0.32)
Net asset value, end of period	$22.34	$20.22	$24.05	$20.48	$20.03	$18.72
Total return[1]	11.43%	0.20%	19.80%	4.21%	9.04%	4.49%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.09%	1.11%	1.09%	1.10%	1.09%
Net expenses	0.92%	0.94%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.76%	1.49%	1.66%	1.80%	1.93%	1.93%
Supplemental data
Portfolio turnover rate	3%	49%	10%	7%	22%	15%
Net assets, end of period (000s omitted)	$2,651	$2,449	$5,296	$4,702	$5,168	$6,740

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Utility and Telecommunications Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2020 (unaudited)	Year ended March 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$20.18	$24.01	$20.45	$20.00	$18.69	$18.23
Net investment income	0.23	0.44	0.41	0.41	0.42	0.36 [1]
Net realized and unrealized gains (losses) on investments	2.09	0.01	3.62	0.47	1.30	0.45

Total from investment operations	2.32	0.45	4.03	0.88	1.72	0.81
Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.41)	(0.43)	(0.41)	(0.35)
Net realized gains	0.00	(3.86)	(0.06)	0.00	0.00	0.00

Total distributions to shareholders	(0.21)	(4.28)	(0.47)	(0.43)	(0.41)	(0.35)
Net asset value, end of period	$22.29	$20.18	$24.01	$20.45	$20.00	$18.69
Total return[2]	11.52%	0.42%	20.03%	4.38%	9.26%	4.63%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.86%	0.84%	0.85%	0.84%
Net expenses	0.72%	0.75%	0.78%	0.78%	0.78%	0.78%
Net investment income	1.99%	1.76%	1.83%	1.95%	2.18%	2.03%
Supplemental data
Portfolio turnover rate	3%	49%	10%	7%	22%	15%
Net assets, end of period (000s omitted)	$63,291	$45,888	$42,427	$31,548	$24,575	$15,295

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Utility and Telecommunications Fund  |  17

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2020, such fair value pricing was not used in pricing foreign securities.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net

18  |  Wells Fargo Utility and Telecommunications Fund

Notes to financial statements (unaudited)

assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2020, the aggregate cost of all investments for federal income tax purposes was $246,800,734 amount and the unrealized gains (losses) consisted of:

Gross unrealized gains	$189,007,809

Gross unrealized losses	(11,986,838)

Net unrealized gains	$177,020,971

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the

Wells Fargo Utility and Telecommunications Fund  |  19

Notes to financial statements (unaudited)

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Common stocks

Communication services	$46,010,515	$0	$0	$46,010,515

Consumer discretionary	2,615,473	0	0	2,615,473

Consumer staples	2,285,430	0	0	2,285,430

Energy	1,860,019	0	0	1,860,019

Financials	1,969,780	0	0	1,969,780

Health care	4,871,505	0	0	4,871,505

Information technology	46,458,157	0	0	46,458,157

Real estate	2,166,143	0	0	2,166,143

Utilities	297,991,737	0	0	297,991,737

Short-term investments

Investment companies	17,592,946	0	0	17,592,946

Total assets	$423,821,705	$0	$0	$423,821,705

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended September 30, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $500 million	0.650%

Next $500 million	0.600

Next $1 billion	0.550

Next $2 billion	0.525

Next $1 billion	0.500

Next $5 billion	0.490

Over $10 billion	0.480

20  |  Wells Fargo Utility and Telecommunications Fund

Notes to financial statements (unaudited)

For the six months ended September 30, 2020, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Administrator Class, Institutional Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through July 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.05% for Class A shares, 1.80% for Class C shares, 0.92% for Administrator Class shares, and 0.72% for Institutional Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2020, Funds Distributor received $14,780 from the sale of Class A shares and $15 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended September 30, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $0 and $156,119 in interfund purchases and sales, respectively, during the six months ended September 30, 2020.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2020 were $11,513,937 and $13,351,563, respectively.

Wells Fargo Utility and Telecommunications Fund  |  21

Notes to financial statements (unaudited)

6. SECURITIES LENDING TRANSACTIONS

The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2020, the Fund did not have any securities on loan.

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended September 30, 2020, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunications companies and, therefore, may be more affected by changes in the utility and telecommunications sectors than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

11. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

22  |  Wells Fargo Utility and Telecommunications Fund

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Utility and Telecommunications Fund  |  23

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

24  |  Wells Fargo Utility and Telecommunications Fund

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Utility and Telecommunications Fund  |  25

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 77 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

26  |  Wells Fargo Utility and Telecommunications Fund

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Utility and Telecommunications Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Utility and Telecommunications Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Wells Fargo Utility and Telecommunications Fund  |  27

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the S&P 500 Utilities Index, for the one- and three-year periods ended December 31, 2019, and lower than its benchmark index for the five-and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the S&P 500 Utilities Index, for the one- and three-year periods ended March 31, 2020, and lower than its benchmark index for the five- and ten-year periods ended March 31, 2020.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the benchmark index for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, in range of or equal to the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

28  |  Wells Fargo Utility and Telecommunications Fund

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Wells Fargo Utility and Telecommunications Fund  |  29

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

30  |  Wells Fargo Utility and Telecommunications Fund

Appendix I (unaudited)

Effective June 1, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“Oppenheimer”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end, sales charge waivers) and discounts, which may differ from those disclosed in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Oppenheimer

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

Shares purchased by or through a 529 Plan.

Shares purchased through an Oppenheimer affiliated investment advisory program.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).

A shareholder in the Fund’s Class C shares will have their shares exchanged at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the exchange is in line with the policies and procedures of Oppenheimer.

Employees and registered representatives of Oppenheimer or its affiliates and their family members.

Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus.

CDSC Waivers on A and C Shares available at Oppenheimer

Death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

Return of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Prospectus.

Shares sold to pay Oppenheimer fees but only if the transaction is initiated by Oppenheimer.

Shares acquired through a right of reinstatement.

Front-end load Discounts Available at Oppenheimer: Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in the Prospectus.

Rights of Accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Oppenheimer. Eligible fund family assets not held at Oppenheimer may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Wells Fargo Utility and Telecommunications Fund  |  31

Appendix II (unaudited)

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or the SAI.

Front-end Sales Load Waivers on Class A Shares available at Baird

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund.

Share purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird.

Shares purchase from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).

A shareholder in the Funds Investor C Shares will have their share exchanged at net asset value to Investor A shares of the fund if the shares are no longer subject to CDSC and the exchange is in line with the policies and procedures of Baird.

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

CDSC Waivers on A and C Shares available at Baird

Shares sold due to death or disability of the shareholder.

Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.

Shares bought due to returns of excess contributions from an IRA Account.

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the Fund’s Prospectus.

Shares sold to pay Baird fees but only if the transaction is initiated by Baird.

Shares acquired through a right of reinstatement.

Front-end load Discounts Available at Baird: Breakpoint and/or Rights of Accumulation

Breakpoints as described in the Prospectus.

Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.

Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases within a fund family through Baird, over a 13-month period of time.

32  |  Wells Fargo Utility and Telecommunications Fund

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved.

PAR-1020-00768 11-20

SA318/SAR318 09-20

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/Andrew Owen
Andrew Owen
President

Date:	November 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/Andrew Owen
Andrew Owen
President

Date:	November 24, 2020

By:	/s/Nancy Wiser
Nancy Wiser
Treasurer

Date:	November 24, 2020